As filed with the Securities and Exchange              Registration No. 33-90474
Commission on March 5, 2002                            Registration No. 811-9002

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       Post-Effective Amendment No. 14 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
             Separate Account One of Northern Life Insurance Company

                         Northern Life Insurance Company

         1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620

               Depositor's Telephone Number, including Area Code:
                        (860) 273-4686 or (206) 292-1111

                           Julie E. Rockmore, Counsel
                         Northern Life Insurance Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           -------
              X    on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485
           -------

                                                                     MAY 1, 2002


                                 NORTHERN LIFE
                             ADVANTAGE(SM) ANNUITY
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                        NORTHERN LIFE INSURANCE COMPANY

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. THE CONTRACTS ARE MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contracts we are offering are contracts between you, the owner, and us, Northern Life Insurance Company (the "Company," "we," "us," "our").

     We offer five series of Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under
Section 457 of the Code ("Flex Series"). The Retail Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Retail Series"). The Plus Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("Plus Series"). The RIA Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code ("RIA Series"). Only the Transfer Series and Flex Series Contracts are offered through this Profile and the accompanying Prospectus.

     For Transfer Series Contracts and Flex Series Contracts which are issued for use with Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment.

     The Transfer Series and Flex Series Contracts differ in terms of the amount of Purchase Payments required, when Purchase Payments can be made and certain charges.

     The Contracts provide a means for selecting one or more investment funds ("Investment Funds" or "Funds") on a tax-deferred basis. The Contracts are intended for retirement savings or other long-term investment purposes and provide for a death benefit and guaranteed income options.

     Through the Variable Account, the Contracts offer up to 32 investment options from which you can choose up to 16 over the lifetime of the Contract. The returns on these investment options are not guaranteed and possibly you can lose money. Currently, there is a $25 charge for each transfer between investment options in excess of 24 transfers per Contract Year.

     The Contracts also offer three Fixed Accounts. These Fixed Accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. While your money is in a fixed account, the interest you earn and your principal is guaranteed by the Company. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

     The Contracts have two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will help determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your Contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 10 years if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

     During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from Fixed Account A or B, the Variable Account or any combination of these. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.

3. PURCHASE: The minimum amount the Company will accept as an initial Purchase Payment is $15,000 for Transfer Series Contracts and $50 for Flex Series Contracts. The Company may choose not to accept any subsequent Purchase Payment for a Transfer Series Contract if it is less than $5,000 and for a Flex Series Contract if it is less than $50. The Company may choose not to accept any subsequent Purchase Payments if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.

4. INVESTMENT OPTIONS: You can put your money in up to 16 of these 32 investment options, which are described in the prospectuses for the Funds. You do not have to choose your investment options in advance, but upon participation in the sixteenth Fund you would only be able to transfer within the 16 already utilized and which are still available.



                                                                                      FIDELITY                    FIDELITY
       ING VARIABLE              AIM VARIABLE               THE ALGER            VARIABLE INSURANCE          VARIABLE INSURANCE
      PRODUCTS TRUST           INSURANCE FUNDS            AMERICAN FUND             PRODUCTS FUND             PRODUCTS FUND II
------------------------- ------------------------- ------------------------- -------------------------- --------------------------
Growth Opportunities      AIM V.I. Dent Demographic Alger American Growth    VIP Equity-Income Portfolio  VIP II Asset Manager:
 Portfolio (Class R)       Trends Fund Series I      Portfolio               VIP Growth Portfolio Initial  Growth Portfolio Initial
Growth + Value Portfolio                            Alger American Leveraged Class                        Class
(Class R)                                           AllCap Portfolio         VIP Money Market Portfolio   VIP II Contrafund(R)
High Yield Bond Portfolio                           Alger American MidCap    Initial Class                 Portfolio Initial Class
(Class R)                                            Growth Portfolio        Fidelity VIP Overseas        VIP II Index 500 Portfolio
International Value                                 Alger American Small      Portfolio* Initial Class    Initial Class
Portfolio (Class R)                                  Capitalization Portfolio                             VIP II Investment Grade
MagnaCap Portfolio                                                                                         Bond Portfolio Initial
(Class R)                                                                                                 Class
MidCap Opportunities                                                                                      Fidelity VIP II Asset
 Portfolio (Class R)                                                                                       Manager(SM) Portfolio*
Research Enhanced Index                                                                                    Initial Class
 Portfolio (Class R)
SmallCap Opportunities
 Portfolio (Class R)


VARIABLE INSURANCE                                            NEUBERGER BERMAN
PRODUCTS FUND III               JANUS ASPEN SERIES        ADVISERS MANAGEMENT TRUST     OCC ACCUMULATION TRUST
---------------------------  ---------------------------  -------------------------    -------------------------
VIP III Growth               Aggressive Growth Portfolio  Limited Maturity Bond        Equity Portfolio
Opportunities Portfolio      Institutional Shares         Portfolio                    Global Equity Portfolio
                             Growth Portfolio             Partners Portfolio           Managed Portfolio
                             Institutional Shares         Socially Responsive          Small Cap Portfolio
                             International Growth         Portfolio
                             Portfolio Institutional
                             Shares
                             Worldwide Growth Portfolio
                             Institutional Shares


Depending upon market conditions, you can make or lose money in any of these Funds.
---------------

*Transfers or deposits are not allowed into the Sub-Accounts investing in the Fund. Effective May 1, 1999, the Sub-Accounts were closed to new investments. There is no further disclosure regarding the Sub-Accounts in this Profile.

5. EXPENSES: The Contracts have insurance features and investment features, and there are costs related to each.

     Each year the Company deducts a $30 Annual Contract Charge from your Contract. The Company reserves the right to waive this Annual Contract Charge where the cumulative purchase payments, less any cumulative partial surrenders, exceed $25,000. We also deduct for insurance and administrative charges which annually total 1.40% of the average daily value of your Contract allocated to the Investment Funds.


     There are also Investment Fund annual expenses which range from 0.xx% to x.xx% of the average daily value of the Investment Fund depending upon the Investment Fund which you select.


     No deduction for a sales charge is made from Purchase Payments on the date they are received by the Company. However, if you take all or a part of your money out, we may assess a withdrawal charge. For a Transfer Series Contract this charge is equal to a maximum of 6% in years 1 and 2 and reduces to 0 after year 6. For a Flex Series Contract the charge is equal to 8% in years 1 through 3 and reduces to 0 after year 10. We may also assess a state premium tax charge which ranges from 0% to 4.0% depending upon the state.


     The following chart is designed to help you understand the expenses in the Contracts. The column "Total Annual Charges Under Contract" shows the total of the $30 Annual Contract Charge (which is represented as 0.xx% below), the 1.40% insurance and administrative charges, and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges under Contract are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge. The premium tax is assumed to be 0% in both examples.


                              FUND EXPENSE TABLE*


                                                                                                           EXAMPLES:
                                                                                               TOTAL ANNUAL EXPENSES AT END OF:
                                                                                 TOTAL     -----------------------------------------
                                                         TOTAL        TOTAL      ANNUAL      (1)        (2)        (1)         (2)
                                                        ANNUAL       ANNUAL     CHARGES     1 YEAR     1 YEAR    10 YEAR     10 YEAR
                                                       INSURANCE    PORTFOLIO    UNDER     TRANSFER     FLEX     TRANSFER     FLEX
PORTFOLIO                                               CHARGES      CHARGES    CONTRACT    SERIES     SERIES     SERIES     SERIES
---------                                              ---------    ---------   --------   --------    ------    --------    -------
ING VP Growth Opportunities Portfolio (Class R)......
ING VP Growth + Value Portfolio (Class R)............
ING VP High Yield Bond Portfolio (Class R)...........
ING VP International Value Portfolio (Class R).......
ING VP MagnaCap Portfolio (Class R)..................
ING VP MidCap Opportunities Portfolio ...............
ING VP Research Enhanced Index Portfolio (Class R)...
ING VP SmallCap Opportunities Portfolio (Class R)....
AIM V.I. Dent Demographic Trends Fund-Series I.......
Alger American Growth Portfolio......................
Alger American Leveraged AllCap Portfolio............
Alger American MidCap Growth Portfolio...............
Alger American Small Capitalization Portfolio........
Fidelity VIP Equity-Income Portfolio Initial
  Class..............................................
Fidelity VIP Growth Portfolio Initial Class..........
Fidelity VIP Money Market Portfolio Initial
  Class..............................................
Fidelity VIP II Asset Manager: Growth
  Portfolio..........................................
Fidelity VIP II Contrafund Portfolio Initial
  Class..............................................
Fidelity VIP II Index 500 Portfolio Initial
  Class..............................................
Fidelity VIP II Investment Grade Bond Portfolio
  Initial Class......................................
Fidelity VIP III Growth Opportunities
  Portfolio..........................................
Janus Aspen Aggressive Growth Portfolio
  Institutional Shares...............................
Janus Aspen Growth Portfolio Institutional Shares....
Janus Aspen International Growth Portfolio
  Institutional Shares...............................
Janus Aspen Worldwide Growth Portfolio
  Institutional Shares...............................
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio....................
Neuberger Berman Advisers Management Trust
  Partners Portfolio.................................
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio......................
OCC Equity Portfolio.................................
OCC Global Equity Portfolio .........................
OCC Managed Portfolio................................
OCC Small Cap Portfolio..............................

---------------

 *The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither the Funds nor their advisers are affiliated with the Company.


     Certain of the portfolios are subject to fee waiver or reimbursement arrangements. The charges listed above reflect any expense reimbursement or fee waiver. For more detailed information, see Summary of Contract Expenses in the Prospectus for the Contract.


6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income. You will not generally pay taxes on any earnings from the Contracts described in this Profile until they are withdrawn (or in the case of a tax exempt 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a tax exempt 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be available to you. You should discuss your alternatives with your financial representative.


7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. During any 12 month period, you can take up to 10% of the Contract Value less any Outstanding Loan Balance each year without charge from us. Withdrawals in excess of that will be charged the applicable surrender charge. After we have a payment for 6 years (Transfer Series) or 10 years (Flex Series), there is no charge for withdrawals for those payments. You may also have to pay income tax and a tax penalty on any money you take out. Withdrawals from Contracts that are tax sheltered annuity contracts established pursuant to
Section 403(b) of the Code are subject to special restrictions on withdrawals.


8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the Investment Fund you choose. The following chart shows total returns through December 31, 2000, for each Investment Fund for the time periods shown. This chart reports performance returns only for periods where our Contracts offered the Investment Fund for a complete year. These numbers reflect the insurance and administrative charges of 1.40%, the Annual Contract Charge of $30 (converted to a percentage of assets equal to 0.xx%), the investment expenses and all other expenses of the Investment Fund. These numbers do not reflect any withdrawal charges and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

     Performances of certain of the portfolios reflect a voluntary expense limitation. In the absence of this voluntary limitation the total return would have been lower.


                                                                            CALENDAR YEAR
                                               ----------------------------------------------------------------
                                                2001   2000       1999       1998       1997      1996     1995
                                               ------ -------    -------    -------    ------    ------    ----
ING VARIABLE PRODUCTS TRUST:
  Growth Opportunities Portfolio (Class R).....           N/A        N/A        N/A       N/A       N/A    N/A
  Growth + Value Portfolio (Class R)...........       -11.21%     92.10%     17.49%    12.88%    21.20%    N/A
  High Yield Bond Portfolio (Class R)..........       -13.04%     -4.74%     -0.99%       N/A       N/A    N/A
  International Value Portfolio (Class R)......         1.57%     47.91%     15.13%       N/A       N/A    N/A
  MagnaCap Portfolio (Class R).................           N/A        N/A        N/A       N/A       N/A    N/A
  MidCap Opportunities Portfolio...............           N/A        N/A        N/A       N/A       N/A    N/A
  Research Enhanced Index Portfolio (Class R)..       -13.03%      4.17%     -0.23%     5.35%    11.51%    N/A
  SmallCap Opportunities Portfolio (Class R)...        -0.50%    137.52%     15.49%    13.83%    12.03%    N/A
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund-
    Series I...................................           N/A        N/A        N/A       N/A       N/A    N/A
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio..............       -16.13%     31.71%     45.84%    23.82%    11.58%    N/A
  Alger American Leveraged AllCap
    Portfolio..................................       -26.05%     75.41%     55.46%    17.84%    10.29%    N/A
  Alger American MidCap Growth Portfolio.......         7.49%     29.84%     28.31%    13.23%    10.15%    N/A
  Alger American Small Capitalization
    Portfolio..................................       -28.39%     41.25%     13.75%     9.67%     2.54%    N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  VIP Equity-Income Portfolio..................         6.74%      4.67%      9.90%    26.15%    12.51%    N/A
  VIP Growth Portfolio.........................       -12.39%     35.35%     37.38%    21.59%    12.92%    N/A
  VIP Money Market Portfolio...................         4.67%      3.54%      3.83%     3.85%     3.76%    N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  VIP II Asset Manager: Growth Portfolio.......       -13.86%     13.48%     15.76%    23.15%    18.08%    N/A
  VIP II Contrafund Portfolio..................        -8.10%     22.35%     28.00%    22.24%    19.43%    N/A
  VIP II Index 500 Portfolio...................       -10.74%     18.66%     26.37%    30.68%    20.93%    N/A
  VIP II Investment Grade Bond Portfolio.......         9.50%        N/A        N/A       N/A       N/A    N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
  VIP III Growth Opportunities Portfolio.......       -18.39%      2.65%        N/A       N/A       N/A    N/A
JANUS ASPEN SERIES
  Aggressive Growth Portfolio..................       -32.94%    122.10%     32.22%       N/A       N/A    N/A
  Growth Portfolio.............................       -15.91%     41.81%     33.60%       N/A       N/A    N/A
  International Growth Portfolio...............       -17.29%     79.57%     15.43%       N/A       N/A    N/A
  Worldwide Growth Portfolio...................       -17.02%     61.99%     26.95%       N/A       N/A    N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio..............         5.13%     -0.11%      2.76%       N/A       N/A    N/A
  Partners Portfolio...........................        -0.87%      5.70%      2.58%       N/A       N/A    N/A
  Socially Responsive Portfolio................        -3.15%        N/A        N/A       N/A       N/A    N/A
OCC ACCUMULATION TRUST
  Equity Portfolio.............................         8.21%      0.94%     10.13%       N/A       N/A    N/A
  Global Equity Portfolio......................         3.07%     24.59%     11.54%       N/A       N/A    N/A
  Managed Portfolio............................         8.04%      3.36%      5.46%       N/A       N/A    N/A
  Small Cap Portfolio..........................        42.00%     -3.37%    -10.47%       N/A       N/A    N/A

9. DEATH BENEFIT: If you die prior to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in reduced by any money you've taken out, any Outstanding Loan Balance and previously deducted Annual Contract Charges, or 2) the current value of your Contract less the Outstanding Loan Balance, or 3) the value of your Contract at the most recent Specified Contract Anniversary (which is defined in the Prospectus as each Sixth Contract Anniversary) plus any money you've added since that anniversary reduced for any money you've taken out since that anniversary or any Outstanding Loan Balance and previously deducted Annual Contract Charges. If you die after age 80, your beneficiary will receive the Contract Value less the Outstanding Loan Balance.

10. OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. The Contract Value may be more or less than your original payment. However, if required by applicable law, we will return your payments.

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. Contracts issued for use with Qualified Plans do not provide additional tax deferral from that provided by the Code.

ADDITIONAL FEATURES. This Contract has additional features that might be of interest to you. These include:

     - If the Contract you purchase is issued for use with a Qualified Plan pursuant to Section 403(b) of the Internal Revenue Code, loans from the Contract may be available. These loans are subject to certain restrictions.

     - You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature Systematic Withdrawal.

     - You can arrange to have a regular amount of money automatically transferred to investment portfolios each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

     - The Company will automatically readjust the money in your Contract between investment portfolios periodically to keep the blend you select. We call this feature Automatic Reallocation.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES If you need more information, please contact us at:

Northern Life Insurance Company
P.O. Box 5050
Minot, North Dakota 58702-5050
1-877-884-5050

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-333-6965

or your registered representative.

                                 NORTHERN LIFE
                             ADVANTAGE(SM) ANNUITY
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                        NORTHERN LIFE INSURANCE COMPANY
                 1501 FOURTH AVENUE, SEATTLE, WASHINGTON 98111
                           TELEPHONE: (206) 292-1111
     Northern Life Insurance Company (the "Company," "we," "us," "our") offers five series of flexible premium Individual Deferred Variable/Fixed Annuity Contracts ("Contracts") for use in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code (see "Federal Tax Status"). The five Series of Contracts offered by the Company (the "Flex Series", the "Transfer Series", the "Retail Series", the "Plus Series" and the "RIA Series") differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts. The Transfer Series is not available in Massachusetts. The Transfer Series Contracts, the Retail Series Contracts, the Plus Series Contracts and the RIA Series Contracts are also offered on a non-qualified basis. This Prospectus describes and offers only the Transfer Series and Flex Series Contracts, also known as the Northern Life Advantage(SM) Annuity.
     The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.
     Subject to certain restrictions, you can allocate premiums to:

       - three separate Fixed Accounts (Fixed Account A, Fixed Account B, and Fixed Account C), which are accounts that provide a minimum specified rate of interest; and

       - Sub-Accounts of Separate Account One (the "Variable Account"), a variable account which invests in certain portfolios of the following Funds (the "Investment Funds"):


ING Variable Products Trust

AIM Variable Insurance Funds
The Alger American Fund
Fidelity Variable Insurance Products Fund (VIP)*
Fidelity Variable Insurance Products Fund II (VIP II)*
Fidelity Variable Insurance Products Fund III (VIP III)
Janus Aspen Series
Neuberger Berman Advisers Management Trust
OCC Accumulation Trust

     The Variable Account, your account value and the amount of any variable annuity payments that you receive will vary, primarily based on the investment performance of the portfolios of the Investment Funds you select. (For more information about investing in the Investment Funds, see "Investments of the Variable Account.") The Fixed Accounts are part of the general account of the Company. Except as specifically mentioned, this Prospectus describes only the Variable Account and the Investment Funds. Information about the Fixed Accounts is contained in Appendix A.


     Additional information about the Contracts, the Company, and the Variable Account is contained in a Statement of Additional Information dated May 1, 2002, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 5050, Minot North Dakota 58702-5050, by calling (877) 884-5050, or by accessing the SEC's internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 37 of this Prospectus.


THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.
     These insurance and investment products:

     - ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK;

     - ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY;

     - ARE AFFECTED BY MARKET FLUCTUATIONS AND SO INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL; AND

     - HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

We do not intend for this Prospectus to be an offer to sell or a solicitation to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this Prospectus. The Contracts are not available for sale in New York.


This Prospectus must be accompanied or preceded by the current prospectuses for the Portfolios of the Investment Funds offered by AIM Variable Insurance Funds, The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and ING Variable Products Trust.



THE DATE OF THIS PROSPECTUS IS MAY 1, 2002.

---------------

*Transfers or deposits are not allowed into the Fidelity VIP Overseas
 Sub-Account and the Fidelity VIP II Asset Manager Sub-Account. Effective May 1, 1999, these Sub-Accounts were closed to new investments. There is no further disclosure regarding these Sub-Accounts in this Prospectus.

                               TABLE OF CONTENTS

Definitions.................................................    4
Fee Table...................................................    6
  Summary of Contract Expenses..............................    6
  Fees Deducted by the Funds................................    7
  Hypothetical Examples.....................................    9
The Company.................................................   11
The Variable Account........................................   12
Investments of the Variable Account.........................   12
  Reinvestment..............................................   14
  Addition, Deletion or Substitution of Fund Shares.........   14
Charges Made by the Company.................................   15
  Withdrawal Charge (Contingent Deferred Sales Charge)......   15
  Partial Waiver of Withdrawal Charge.......................   16
  Reduction of Withdrawal Charge............................   17
  Annual Contract Charge....................................   17
  Mortality Risk Charge.....................................   17
  Expense Risk Charge.......................................   17
  Administrative Charge.....................................   17
  Sufficiency of Charges....................................   18
  Premium and Other Taxes...................................   18
  Reduction of Charges......................................   18
  Expenses of the Funds.....................................   19
Administration..............................................   19
The Contracts...............................................   19
  Contract Application and Purchase Payments................   19
  Revocation................................................   19
  Allocation of Purchase Payments...........................   20
  Accumulation Unit Value...................................   20
  Net Investment Factor.....................................   20
  Death Benefit Before the Start Date.......................   20
  Payment of Death Benefit Before the Start Date............   21
  Death Benefit After Start Date............................   21
  Withdrawal (Redemption)...................................   21
  Systematic Withdrawals....................................   22
  Loans Available from Certain Qualified Contracts..........   23
  Reallocations.............................................   24
     Written Reallocations..................................   24
     Telephone Reallocations................................   24
     Automatic Reallocations................................   25
     Dollar Cost Averaging Reallocations....................   25
     Reallocations from the Fixed Accounts..................   26
  Assignments...............................................   26
  Contract Owner and Beneficiaries..........................   27
  Contract Inquiries........................................   27
Annuity Provisions..........................................   27
  Start Date................................................   27
  Annuity Payout Selection..................................   28
  Forms of Annuity Payouts..................................   28
     Life Annuity...........................................   28
     Life Annuity with Payments Guaranteed for 10 Months
      (120 Months)..........................................   28
     Joint and Full Survivor Annuity........................   28

  Frequency and Amount of Annuity Payouts...................   28
  Annuity Payouts...........................................   28
  Sub-Account Annuity Unit Value............................   29
  Assumed Investment Rate...................................   29
  Partial Annuitization.....................................   29
Federal Tax Status..........................................   30
  Introduction..............................................   30
  Tax Status of the Contract................................   30
     Diversification Requirements...........................   30
     Required Distributions.................................   31
  Taxation of Annuities.....................................   31
     In General.............................................   31
     Withdrawals............................................   31
     Annuity Payouts........................................   32
     Taxation of Death Benefit Proceeds.....................   32
     Penalty Tax on Certain Distributions...................   32
  Transfers, Assignments or Exchanges of a Contract.........   33
  Withholding...............................................   33
  Multiple Contracts........................................   33
  Taxation of Qualified Plans...............................   33
  Corporate Pension and Profit-Sharing Plans and H.R. 10
     Plans..................................................   33
  Individual Retirement Annuities...........................   34
     Traditional IRAs.......................................   34
     Roth IRAs..............................................   34
  Tax Sheltered Annuities...................................   34
  Transfers from 403(b)(7) Custodial Accounts...............   34
  Section 457 Plans.........................................   34
  Possible Charge for the Company's Taxes...................   34
  Other Tax Consequences....................................   35
  Possible Changes in Taxation..............................   35
Voting of Fund Shares.......................................   35
Distribution of the Contracts...............................   35
Reports to Contract Owners..................................   36
Legal Proceedings...........................................   36
Experts.....................................................   36
Further Information.........................................   36
Separate Account One Statement of Additional Information
  Table of Contents.........................................   37
Appendix A: The Fixed Accounts..............................  A-1
Appendix B: Description of Underlying Funds.................  B-1
Appendix C: Performance Information and Condensed Financial
  Information...............................................  C-1

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account
     Contract Value.

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
     Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
     Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

COMPANY. Northern Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Washington.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. The Contract Value on any Valuation Date, plus the aggregate
     Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A, Fixed Account B, and Fixed Account C Contract Values.

CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
     Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

FIXED ACCOUNT A. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT C. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT C CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account C, increased by interest credited to Fixed Account C, less reallocations from Fixed Account C (including withdrawal charges and applicable premium taxes), and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
     Account A which is designated as security for a loan under the Contract.

OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE. The person to whom the Company will make a Fixed or Variable Annuity
     Payout.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.

QUALIFIED PLAN. A retirement arrangement under Sections 401(a), 403(b), 408,
     408A or 457 of the Code.

SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account Available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of accumulation units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge, any
     Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: Rev. Dr. Martin Luther King, Jr. Day; New Year's Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day. These days may change at the discretion of the New York Stock Exchange.

VALUATION PERIOD. The period of time between a Valuation Date and the next
     Valuation Date.

VARIABLE ACCOUNT. Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

FEE TABLE

     The tables and examples in this section show the fees your account may incur.

SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases...........................    None
Maximum Withdrawal Charge Transfer Series(a)................      6%
Maximum Withdrawal Charge Flex Series(a)....................      8%
Reallocation Charge(b)......................................    None
ANNUAL CONTRACT CHARGE(C)...................................     $30
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)
Mortality and Expense Risk Charges..........................    1.25%
Other Account Fees and Expenses (See "Administrative
  Charge.").................................................    .15%
Total Variable Account Annual Expenses......................    1.40%

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."
---------------

(a)The Withdrawal Charge for the Transfer Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 6% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. For the Flex Series Contracts, the Withdrawal Charge is based on Contract Years. It decreases from 8% in the first three Contract Years to 0% after the tenth Contract Year. Under certain situations amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)." The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)."

(b)The Company currently imposes a charge of $25 per transfer for transfers between the Sub-Accounts or to or from the Fixed Account after 24 transfers per Contract Year. It reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.

(c)The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value exceeds $25,000.

FEES DEDUCTED BY THE FUNDS


     USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each Fund. Fund fees are one factor that impacts the value of a Fund share. To learn about additional factors, refer to the Fund prospectus. The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Variable Products Trust, neither
Funds nor their advisers are affiliated with the Company.



     HOW FEES ARE DEDUCTED. Fund fees are not deducted from the Contract Value. Instead, fees are deducted from the value of the Fund shares on a daily basis, which in turn will affect the value of each Sub-Account on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each Fund, and are based on figures for the year ended December 31, 2001.



                               FUND EXPENSE TABLE (a)


                                                                                    FEES AND
                                               MANAGEMENT                TOTAL      EXPENSES    TOTAL NET
                                               (ADVISORY)    OTHER     PORTFOLIO   WAIVED OR    PORTFOLIO
PORTFOLIO                                         FEES      EXPENSES   EXPENSES    REIMBURSED   EXPENSES
---------                                      ----------   --------   ---------   ----------   ---------
ING VP Growth Opportunities Portfolio........
ING VP Growth + Value Portfolio..............
ING VP High Yield Bond Portfolio.............
ING VP International Value Portfolio.........
ING VP MagnaCap Portfolio....................
ING VP MidCap Opportunities Portfolio........
ING VP Research Enhanced Index Portfolio.....
ING VP SmallCap Opportunities Portfolio......
AIM V.I. Dent Demographic Trends Fund........
Alger American Growth Portfolio..............
Alger American Leveraged AllCap Portfolio....
Alger American MidCap Growth Portfolio.......
Alger American Small Capitalization
  Portfolio..................................
Fidelity VIP Equity-Income Portfolio Initial
  Class......................................
Fidelity VIP Growth Portfolio Initial
  Class......................................
Fidelity VIP Money Market Portfolio Initial
  Class......................................
Fidelity VIP II Asset Manager: Growth
  Portfolio..................................
Fidelity VIP II Contrafund Portfolio Initial
  Class......................................
Fidelity VIP II Index 500 Portfolio Initial
  Class......................................
Fidelity VIP II Investment Grade Bond
  Portfolio Initial Class....................
Fidelity VIP III Growth Opportunities
  Portfolio..................................
Janus Aspen Aggressive Growth
  Portfolio..................................
Janus Aspen Growth Portfolio.................
Janus Aspen International Growth
  Portfolio..................................
Janus Aspen Worldwide Growth
  Portfolio..................................
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio............
Neuberger Berman Advisers Management Trust
  Partners Portfolio.........................
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio..............
OCC Equity Portfolio.........................
OCC Global Equity Portfolio..................
OCC Managed Portfolio........................
OCC Small Cap Portfolio......................

---------------

(a)The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and other services provided by the Company and its affiliates to Funds and/or the Funds affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another. The amounts we receive under these agreements may be significant.

HYPOTHETICAL EXAMPLES


     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a Sub-Account, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the Contracts for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, and an Annual Contract Charge of $30.00 (converted to a percentage of assets equal to 0.xx%).


     - These examples are purely hypothetical.

     - They should not be considered a representation of past or future fees or expected returns.

     - Actual fees and/or returns may be more or less than those shown in these examples.

EXAMPLE A.

     If a full withdrawal of the Contract Value is made at the end of the applicable time period, you would pay the following fees, including any applicable early withdrawal charge:


                                          1 YEAR               3 YEARS               5 YEARS               10 YEARS
                                    ------------------    ------------------    ------------------    ------------------
                                    TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX
                                     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES
                                    --------    ------    --------    ------    --------    ------    --------    ------
ING VP Growth Opportunities
  Portfolio........................
ING VP Growth + Value
  Portfolio........................
ING VP High Yield Bond
  Portfolio........................
ING VP International Value
  Portfolio........................
ING VP MagnaCap Portfolio..........
ING VP MidCap Opportunities
  Portfolio........................
ING VP Research Enhanced Index
  Portfolio........................
ING VP SmallCap Opportunities
  Portfolio........................
AIM V.I. Dent Demographic Trends
  Fund.............................
Alger American Growth Portfolio....
Alger American Leverage AllCap
  Portfolio........................
Alger American MidCap Growth
  Portfolio........................
Alger American Small Capitalization
  Portfolio........................
Fidelity VIP Equity-Income
  Portfolio........................
Fidelity VIP Growth Portfolio......
Fidelity VIP Money Market
  Portfolio........................
Fidelity VIP II Asset Manager:
  Growth Portfolio.................
Fidelity VIP II Contrafund(R)
  Portfolio........................
Fidelity VIP II Index 500
  Portfolio........................
Fidelity VIP II Investment Grade
  Bond Portfolio...................
Fidelity VIP III Growth
  Opportunities Portfolio..........
Janus Aspen Aggressive Growth
  Portfolio........................
Janus Aspen Growth Portfolio.......
Janus Aspen International Growth
  Portfolio........................
Janus Aspen Worldwide Growth
  Portfolio........................
Neuberger Berman Advisers
  Management Trust Limited
  Maturity Bond Portfolio..........
Neuberger Berman Advisers
  Management Trust Partners
  Portfolio........................

                                          1 YEAR               3 YEARS               5 YEARS               10 YEARS
                                    ------------------    ------------------    ------------------    ------------------
                                    TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX
                                     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES
                                    --------    ------    --------    ------    --------    ------    --------    ------
Neuberger Berman Advisers
  Management Trust Socially
  Responsive Portfolio.............
OCC Accumulation Trust Equity
  Portfolio........................
OCC Accumulation Trust Global
  Equity Portfolio.................
OCC Accumulation Trust Managed
  Portfolio........................
OCC Accumulation Trust Small Cap
  Portfolio........................


EXAMPLE B.

     If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, you would pay the following fees (no early withdrawal charge is reflected).


                                          1 YEAR               3 YEARS               5 YEARS               10 YEARS
                                    ------------------    ------------------    ------------------    ------------------
                                    TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX
                                     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES
                                    --------    ------    --------    ------    --------    ------    --------    ------
ING VP Growth Opportunities
  Portfolio........................
ING VP Growth + Value
  Portfolio........................
ING VP High Yield Bond
  Portfolio........................
ING VP International Value
  Portfolio........................
ING VP MagnaCap Portfolio......
ING VP MidCap Opportunities
  Portfolio........................
ING VP Research Enhanced Index
  Portfolio........................
ING VP SmallCap Opportunities
  Portfolio........................
AIM V.I. Dent Demographic Trends
  Fund.............................
Alger American Growth Portfolio....
Alger American Leverage AllCap
  Portfolio........................
Alger American MidCap Growth
  Portfolio........................
Alger American Small Capitalization
  Portfolio........................
Fidelity VIP Equity-Income
  Portfolio........................
Fidelity VIP Growth Portfolio......
Fidelity VIP Money Market
  Portfolio........................
Fidelity VIP II Asset Manager:
  Growth Portfolio.................
Fidelity VIP II Contrafund(R)
  Portfolio........................
Fidelity VIP II Index 500
  Portfolio........................
Fidelity VIP II Investment Grade
  Bond Portfolio...................

                                          1 YEAR               3 YEARS               5 YEARS               10 YEARS
                                    ------------------    ------------------    ------------------    ------------------
                                    TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX
                                     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES
                                    --------    ------    --------    ------    --------    ------    --------    ------
Fidelity VIP III Growth
  Opportunities Portfolio..........
Janus Aspen Aggressive Growth
  Portfolio........................
Janus Aspen Growth Portfolio.......
Janus Aspen International Growth
  Portfolio........................
Janus Aspen Worldwide Growth
  Portfolio........................
Neuberger Berman Advisers
  Management Trust Limited Maturity
  Bond Portfolio...................
Neuberger Berman Advisers
  Management Trust Partners
  Portfolio........................
Neuberger Berman Advisers
  Management Trust Socially
  Responsive Portfolio.............
OCC Accumulation Trust Equity
  Portfolio........................
OCC Accumulation Trust Global
  Equity Portfolio.................
OCC Accumulation Trust Managed
  Portfolio........................
OCC Accumulation Trust Small Cap
  Portfolio........................


THE COMPANY
     The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., ("ReliaStar") a holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. ReliaStar is an indirect wholly-owned subsidiary of the ING Groep N.V., a global financial services holding company based in the Netherlands. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1501 Fourth Avenue, Seattle, Washington 98101. Its Administrative Office is at P.O. Box 5050, Minot, North Dakota 58702-5050.

     The Company is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT
     The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

     The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds.

     Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.

INVESTMENTS OF THE VARIABLE ACCOUNT
     When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

     There are currently 32 Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective.

     A Contract Owner is limited to participating in a maximum of 16 Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in 16 Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the 16 Sub-Accounts already selected and which are still available under the Variable Account. For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of 16 Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the 16 Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B at any time.

     Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any allocation of Purchase Payment to a Sub-Account if the Sub-Account's investment in the corresponding Fund is not accepted by the Fund for any reason.

Information about the Funds may be found in Appendix B - Description of Underlying Funds and in each Fund Prospectus.

     You should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to insurance products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.


REINVESTMENT
     The Funds described in this Prospectus have as a policy the distribution of income dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.


ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES
     The Company, in its sole discretion, reserves the following rights:

     - The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

     - The Company may, in its sole discretion, eliminate one or more Sub-Accounts, or close Sub-Accounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

     - If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

     - The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:
       -- manage the Variable Account as a management investment company under the 1940 Act;
       -- deregister the Variable Account under the 1940 Act if registration is no longer required;
       -- combine the Variable Account with other separate account(s) of the Company; or
       -- reallocate assets of the Variable Account to another Separate Account.

     - The Company may restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

     - The Company may make any changes required by the 1940 Act.

     - In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

     The Company's reservation of rights is expressly subject to the following when required:

     - Applicable Federal and state laws and regulations.

     - Notice to Contract Owners.

     - Approval of the SEC and/or state insurance authorities.

CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)
     No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under a Transfer Series Contract, or part or all of Contract Value under a Flex Series Contract, are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company.

     Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

     The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     TRANSFER SERIES CONTRACT. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Purchase Payments on a first-in, first-out basis, then from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request.

     The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:

       WITHDRAWAL CHARGE PERCENTAGE TABLE
-------------------------------------------------
    CONTRACT YEAR OF
    WITHDRAWAL MINUS       WITHDRAWAL CHARGE AS A
CONTRACT YEAR OF PURCHASE    PERCENTAGE OF EACH
         PAYMENT              PURCHASE PAYMENT
-------------------------  ----------------------
            0                        6%
            1                        6
            2                        5
            3                        5
            4                        4
            5                        2
       6 and later                   0

     FLEX SERIES CONTRACTS. If a Flex Series Contract is withdrawn in full or in part before the eleventh Contract Year, the Company may deduct a Withdrawal Charge from the Contract Value. The Withdrawal Charge is determined by multiplying the Contract Value subject to the charge by the applicable Withdrawal Charge percentage as set forth in the following table:

CONTRACT YEAR   WITHDRAWAL CHARGE
-------------   -----------------
      1                 8%
      2                 8
      3                 8
      4                 7
      5                 6
      6                 5
      7                 4
      8                 3
      9                 2
     10                 1
     11+                0

PARTIAL WAIVER OF WITHDRAWAL CHARGE
     During any 12-month period, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. The 12-month period begins with the Contract Owner's first withdrawal. For the first withdrawal, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

     - 10% of the Contract Value less any Outstanding Loan Balance; or

     - For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to a Withdrawal Charge, and for Flex Series Contracts, the Contract Value no longer subject to a Withdrawal Charge.

     We call this amount the "Free Surrender Amount."

     If the first withdrawal equals the Free Surrender Amount, other withdrawals during the 12-month period are subject to the Withdrawal Charge. If the first withdrawal exceeds the Free Surrender Amount, the excess is subject to the Withdrawal Charge, as are all other Withdrawals requested during the 12-month period.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the 12-month period. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the 12-month period.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based upon:

                      10% X [(Greater of A or B) - C] - D

     Where:

     A = Contract Value on the date of the first withdrawal in the 12-month period;

     B = Contract Value on the date of the withdrawal request;

     C = Outstanding Loan Balance on the date of the withdrawal request; and

     D = Any prior withdrawals made during the same 12-month period.

     GENERAL INFORMATION. The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for

Contracts qualified under Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

     The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

     Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59 1/2. (See "Taxation of Annuities.")

     Contracts purchased as "tax sheltered annuities," and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption).")


REDUCTION OF WITHDRAWAL CHARGE
     The Company may, at its option, provide a reduction in the Withdrawal Charge for specific classes of Contract purchasers. Currently, the Company provides a reduced Withdrawal Charge for purchasers of Tax Sheltered Annuities issued pursuant to Section 403(b) of the Code to employees of certain school districts which, in the judgment of the Company, have provided cost reduction benefits to the Company in the distribution of its contracts. For such purchasers, the Withdrawal Charge on Flex Series contracts is reduced to 5% in each of the first five Contract Years. The withdrawal charge on the Transfer Series Contract is reduced to 5% in each of the first two Contract Years following receipt of a Purchase Payment.


ANNUAL CONTRACT CHARGE
     On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000. However, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.

MORTALITY RISK CHARGE
     The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Account selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date.") This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE
     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.

ADMINISTRATIVE CHARGE
     The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. There is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

SUFFICIENCY OF CHARGES
     If the amount of the Withdrawal Charge assessed in connection with the Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

     The Company does not currently believe that the Withdrawal Charges imposed will cover the expected costs of distributing the Contracts.

     If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES
     Various states and other governmental entities levy a premium tax, currently ranging up to 4.0%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES
     The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with

     - the use of mass enrollment procedures,

     - the performance of administrative or enrollment functions by an employer,

     - the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or

     - any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS
     There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

ADMINISTRATION

     The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located in Minot, North Dakota, and its telephone number is 1-877-884-5050.

     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.

THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS
     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Administrative Service Center. The initial Purchase Payment will be credited within two business days after receipt at the Company's Administrative Service Center if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.

     For Transfer Series Contracts and Flex Series Contracts which are issued for use with Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For non-qualified Transfer Series Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under a Transfer Series Contract is $15,000 and subsequent payments may not be less than $5,000. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under a Flex Series Contract is $50. The minimum payment to Fixed Account C is $5,000.

     The Company may choose not to accept any subsequent Purchase Payment under the Transfer Series Contracts and Flex Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.

REVOCATION

     The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company's Home Office in Seattle, Washington, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contract Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contracts.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS
     The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, Fixed Account B, and/or Fixed Account C. (See Appendix A.)

     Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE
     Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR
     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, the Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1) Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

     (b) Plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

     (c) Plus a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2) Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     (b) Plus a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE
     Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be determined as follows:

(1) If the Contract Owner dies before the first day of the month following the Contract Owner's 80th birthday, or in the case of a non-qualified Contract, the Annuitant dies on or before the first day of the month following the Annuitant's 80th birthday, then as of the Death Benefit Valuation Date, the greatest of:

     (a) The Contract Value less any Outstanding Loan Balance;

     (b) The sum of the Purchase Payments received by the Company under the Contract, less any withdrawals, amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

     (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's or the Annuitant's death, whichever is applicable, plus any Purchase Payments since that Anniversary, less any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner, or in the case of a non-qualified Contract, the Annuitant, dies after the first day of the month following the Contract Owner's or Annuitant's 80th birthday, the Contract Value less the Outstanding Loan Balance as of the Death Benefit Valuation Date.

(3) If the Contract Owner of a non-qualified Contract dies, the Withdrawal Value as of the Death Benefit Valuation Date.

PAYMENT OF DEATH BENEFIT BEFORE THE START DATE
     The Beneficiary may elect to have any portion of the Death Benefit:

(1) Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3) Paid by another distribution method acceptable to the Company.

     The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status.")

     If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

DEATH BENEFIT AFTER START DATE
     If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)
     If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status.") The Contract Owner may request withdrawal of either:

     - a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or

     - a specific amount after deduction of the applicable Withdrawal Charge and taxes.

     If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" and "Annual Contract Charge.")

     Partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:

     - $1,000, or

     - the Outstanding Loan Balance divided by 85%.

     No withdrawals are permitted from Fixed Account C.

     The Company will not honor requests that do not meet these requirements.

     A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

     No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.

     The Company may cancel the Contract when:

     - the entire Withdrawal Value is withdrawn on or before the Start Date, or

     - the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

     If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.") Section 403 (b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

     Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled, as defined in the Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an annuity payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

     Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS
     A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption)." The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge)." Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing.

     The Company reserves the right to modify or discontinue offering Systematic Withdrawals. However, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced.

While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59 1/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS
If allowed by the contracts, and the Qualified Plan for which the contract is issued, a loan may be available from the account value prior to the Contract Owner's election of an annuity payout option or the annuitant's attainment of age 70 1/2. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code or due to our administrative practices.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative Office. Read the terms of the loan agreement before submitting any request.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS.
If allowed by the contracts, and the Qualified Plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant's attainment of age 70 1/2. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code or due to our administrative practices.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative Office. Read the terms of the loan agreement before submitting any request.

REALLOCATIONS
     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among the Sub-Accounts and may transfer Fixed Account Contract Value to various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to either Fixed Account A or Fixed Account B. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from either Fixed Account A or Fixed Account B to the other Fixed Account or to a Sub-Account. (See "Reallocations from the Fixed Accounts.")

     Fixed Account C Contract Value may only be transferred to one or more Sub-Accounts, and such transfers may only be made by Dollar Cost Averaging Reallocations. Reallocations from Fixed Account C to Fixed Account A or Fixed Account B or from Fixed Account A, Fixed Account B, or the Variable Account to Fixed Account C are not permitted.

     Currently, there are four methods by which a Contract Owner may make the reallocations described above: in writing, by telephone, through Automatic Reallocations and by Dollar Cost Averaging. Currently, there is a $25 charge for each reallocation in excess of 24 per Contract Year. For purposes of this restriction, reallocations pursuant to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations do not constitute reallocations, and multiple reallocations on a single day currently constitute a single reallocation. The Company reserves the right to charge a fee not to exceed $25 per reallocation for any reallocation and to limit the number of reallocations.

     The Contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers or reallocations should not purchase the Contracts.

     We reserve the right to restrict, in our sole discretion and without prior notice, transfers or reallocations initiated by a market-timing organization or individual or other party authorized to give transfer or reallocation instructions on behalf of multiple Contract Owners. Such restrictions could include:

     (1)Not accepting transfer or reallocation instructions from an agent acting on behalf of more than one Contract Owner; and

     (2)Not accepting preauthorized transfer or reallocation forms from market timers or other entities acting on behalf of more than one Contract Owners at a time.

     We further reserve the right to impose, without prior notice, restrictions on any transfers or reallocations that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners.

     WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to Fixed Account A or Fixed Account B. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company.

     After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However, no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

     The conditions applicable to Written Reallocations also apply to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

     TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic Reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

     To elect Automatic Reallocations, the Contract Value must be at least $10,000 and an Automatic Reallocation application in proper form must be received at the Company's Administrative Office. An Automatic Reallocation application can be obtained by writing to the Company's Administrative Office in Minot, North Dakota. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

     Automatic Reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice for which the Company received the Automatic Reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

     A Contract Owner may instruct the Company at any time to terminate Automatic Reallocations by written request to the Company's Administrative Office in Minot, North Dakota. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue Automatic Reallocations after they have been terminated, a new Automatic Reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.

     The Company reserves the right to discontinue, modify or suspend Automatic Reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or to or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B and Fixed Account C is not eligible for Automatic Reallocations.

     DOLLAR COST AVERAGING REALLOCATIONS. The Company may make available programs intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long-term investment method that provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging programs at any time by notifying the Company in writing. Currently, the Company offers two such Dollar Cost Averaging programs that may be available under your Contract.

     The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to the Fixed Account A or Fixed Account B. No reallocations from Fixed Account B or to Fixed Account C are permitted under this program. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may only be made on a monthly basis.

     The Contract Owner may also direct the Company to automatically transfer interest earned on amounts invested in Fixed Account B to any one or more of the Sub-Accounts. Only automatic transfers of 100% of interest earned are allowed, and reallocations to Fixed Account A or Fixed Account C are not permitted under this program. The Company will only transfer interest that is earned after the Contract Owner has enrolled in this program. To elect this program, the Contract Value must be at least $10,000, and the Fixed Account B Contract Value must be at least $5,000. The Company reserves the right to discontinue this program when the Fixed Account B Contract Value becomes less than $5,000. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis. The Contract Owner may not participate in any other Dollar Cost Averaging program while participating in this program.

     Contract Owners interested in Dollar Cost Averaging programs may obtain a separate application form and full information concerning these programs and their restrictions from their registered representatives. The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging programs. Although the Company currently charges no fees for reallocations made under Dollar Cost Averaging programs, it reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account B or Fixed Account C.

     REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to Fixed Account B any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

     Reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:

     - Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

     - The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

     - Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

     - Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

     Reallocations of Fixed Account C Contract Values are subject to the following conditions:

     - Reallocations from Fixed Account C must begin within 30 days of deposit, and must be in substantially equal payments over a 12 month period. Reallocation from Fixed Account C will be transferred any time before the 29th day of each month. You may direct us on which day you want the reallocation.

     - If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12 month period.

     - You may change the Variable Sub-Account(s) receiving Fixed Account C reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

     - If reallocations from Fixed Account C are discontinued prior to the end of the 12 month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

     After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.

     The Company reserves the right to permit reallocations from Fixed Accounts A and B in excess of the limits described above on a non-discriminatory basis.

ASSIGNMENTS
     Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES
     Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.

     The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner or the Annuitant in the case of a non-qualified Contract dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Contract Owner's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

     Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES
     Inquiries regarding a Contract may be made by writing to the Company's Administrative Office in Minot, North Dakota.

ANNUITY PROVISIONS

START DATE
     Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The earliest Start Date is the first business day of the first month after issue. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. The latest Start Date is the Contract Owner's 99th birthday.

     The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date.

     For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status.")

ANNUITY PAYOUT SELECTION
     The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

FORMS OF ANNUITY PAYOUTS
     Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

     LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. It would be possible under this Annuity Payout for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this Annuity Payout. Payments cease upon the death of the last survivor of the Annuitant and the Joint Annuitant regardless of the number of payments received.

     The Company will pay Fixed and Variable Annuity Payouts under other annuity forms that may be offered by the Company. Your registered representative can provide you with the details.

FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS
     Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also, if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS
     The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

     The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming Annuity Payouts are based on the Annuity Unit Values of a single Sub-Account, the dollar amount of the first Annuity Payout, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Start Date to establish the number of Annuity Units representing each Annuity Payout. This number of Annuity Units remains fixed during the Annuity Payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent Annuity Payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly Annuity Payout.

     The annuity tables in the Contracts are based upon the 1983a Mortality Table and a 3% interest rate. Unisex rates will apply for Contracts issued under Qualified Plans and will be derived by calculating the weighted average of 15% male mortality and 85% female mortality. Sex-distinct rates will apply for non-qualified Contracts.

     The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE
     Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE
     A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase. Conversely, if it is less, then the payouts will decrease.

PARTIAL ANNUITIZATION
     Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to Annuity Payouts at the Start Date, except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

     Upon the occurrence of a partial annuitization, the Contract Value applied to purchase Annuity Payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" and "Taxation of Annuities.") The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

     After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts remain invested in the Variable Account and Fixed Accounts, and the Contract continues as if no partial annuitization had occurred.

FEDERAL TAX STATUS

INTRODUCTION
     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement arrangements which are intended to qualify for special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code.

     The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary, depends on the age and tax and employment status of the individual concerned, the type of retirement plan, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

     The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


     You will not generally pay taxes on any earnings from the Contracts described in this Prospectus until they are withdrawn (or in the case of a tax exempt 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k), 403(a), 403(b), 457 plans, or
IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


     The discussion is based on the Company's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service ("IRS").

     No attempt is made to consider any applicable state or other tax laws.

TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS
     Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

     REQUIRED DISTRIBUTIONS
     In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

     IN GENERAL
     Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as annuity payouts under the form of annuity payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

     WITHDRAWALS
     In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

     A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

     ANNUITY PAYOUTS

     Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic Annuity Payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the Annuity Payouts for the term of the payouts; however, the remainder of each Annuity Payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payout is taxable.


     TAXATION OF DEATH BENEFIT PROCEEDS
     Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as annuity payouts.

     PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a non-qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:


     - Made on or after the taxpayer reaches age 59 1/2;

     - Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

     - Attributable to the taxpayer becoming disabled as defined by the Code;

     - A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     - Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     - Made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is used as a funding vehicle.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT
     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING
     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS
     Section 72(e)(11) of the Code treats all non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS
     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

INDIVIDUAL RETIREMENT ANNUITIES
     Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.


     TRADITIONAL IRAS. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract Owner reaches age 70 1/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.


     ROTH IRAS. Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification retirements.

TAX SHELTERED ANNUITIES
     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(B)(7) CUSTODIAL ACCOUNTS
     If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

SECTION 457 PLANS
     Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES
     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The

Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES
     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. Although the likelihood of legislative changes is uncertain, there is always the possibility that tax treatment of annuities (and therefore, the Contract) could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contracts.

VOTING OF FUND SHARES
     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

     Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

     Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

DISTRIBUTION OF THE CONTRACTS
     The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., ("WSSI") 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. WSSI is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by the Company.

The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Generally such payments will not exceed 9.75% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.

REPORTS TO CONTRACT OWNERS
     The Company will mail to the Contract Owner, at the last known address of record at the Company's Administrative Office in Minot, North Dakota, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by the Company or an affiliate. Call (877) 884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS
     The Variable Account is not a party to any pending legal proceedings. The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company.

EXPERTS

     The financial statements of Separate Account One of Northern Life Insurance Company as of December 31, 2001 and for the year then ended and as of December 31, 2000 and the year then ended and the statutory basis financial statements of Northern Life Insurance Company at December 31, 2001 and for the year then ended and at December 31, 2000 and the year then ended, appearing in the Statement of Additional Information incorporated by reference, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon and are incorporated herein by reference in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FURTHER INFORMATION
     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

                              SEPARATE ACCOUNT ONE
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

Introduction................................................         2
Custody of Assets...........................................         3
Experts.....................................................         3
Distribution of the Contracts...............................         3
Calculation of Yields and Total Returns.....................         3
Company Holidays............................................        16
Financial Statements of Separate Account One................       S-1
Financial Statements of Northern Life Insurance Company.....       F-1

If you would like to receive a copy of the Separate Account One Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR SERVICE CENTER
P.O. BOX 5050
MINOT, NORTH DAKOTA 58702-5050

Your name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City -------------------------   State ------------------  Zip -----------------

Please send me a copy of the Separate Account One Advantage(SM) Annuity Statement of Additional Information.

--------------------------------------------------------------------------------

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

THE FIXED ACCOUNTS

     Contributions and reallocations to Fixed Account A, Fixed Account B, and Fixed Account C (collectively, the "Fixed Accounts") under the Contracts become part of the general account of the Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Fixed Accounts have not been registered under the Securities Act of 1933 ("1933 Act") nor are the Fixed Accounts registered as investment companies under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the fixed portion of the Contracts. Disclosures regarding the fixed portion of the Contracts and the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

     Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.

     The Company may credit interest in excess of the guaranteed rate of 3%. Any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount until the end of the calendar year in which it is received. After the end of that calendar year, the Company may change the amount of interest credited at its discretion. All amounts in the Fixed Accounts after the end of the calendar years referenced above are credited with excess interest at the rates then in effect for the then current calendar year. Such rates are established at the beginning of each calendar year and are guaranteed for the entire calendar year. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

     There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company.")

                                   APPENDIX B
                         DESCRIPTION OF UNDERLYING FUNDS
--------------------------------------------------------------------------------

                            To be filed by amendment

                                   APPENDIX C


PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                        CONDENSED FINANCIAL INFORMATION

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD,
                                   REFLECTING

                 TOTAL DAILY SEPARATE ACCOUNT CHARGES OF 1.40%)


     The condensed financial information presented below for each of the periods in the six year period ended December 31, 2001 (as applicable), is derived from the financial statements of the separate account, which have been audited by the Company's independent auditors. The financial statements and independent auditors' report thereon for the year ended December 31, 2001 are included in the Statement of Additional Information.



                             YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                             DECEMBER 31    DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                             -----------    -----------   -----------   -----------   -----------   -----------   -----------
                                2001           2000          1999          1998          1997          1996          1995
                             -----------    -----------   -----------   -----------   -----------   -----------   -----------
ING VARIABLE PRODUCTS
  TRUST:
ING VP Growth
  Opportunities Portfolio
  (From May 1, 2000)
  Beginning of period......                   N/A           N/A           N/A           N/A           N/A           N/A
  End of period............                $   8.8556       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                 364,384             N/A       N/A           N/A           N/A           N/A
ING VP Growth + Value
  Portfolio
  (From October 20, 1995)
  Beginning of period......                $  31.3606      $16.3103      $13.8613      $12.2601     $10.1010      $10.0000
  End of period............                $  27.8993      $31.3606      $16.3103      $13.8613     $12.2601      $10.1010
  Units outstanding at end
     of period.............                 2,465,786     1,501,434     1,333,885     1,118,716      318,138         1,068
ING VP High Yield Bond
  Portfolio
  (From August 8, 1997)
  Beginning of period......                $   9.6332      $10.0942      $10.1766      $10.0000       N/A           N/A
  End of period............                $   8.3939      $ 9.6332      $10.0942      $10.1766       N/A           N/A
  Units outstanding at end
     of period.............                   597,868       834,113       885,662       105,615       N/A           N/A
ING VP International
  Value Portfolio
  (From August 8, 1997)
  Beginning of period......                $  17.2007      $11.6150      $10.0734      $10.0000       N/A           N/A
  End of period............                $  17.5017      $17.2007      $11.6150      $10.0734       N/A           N/A
  Units outstanding at end
     of period.............                   747,812       488,502       330,553        57,507       N/A           N/A
ING VP MagnaCap
  Portfolio
  (From May 1, 2000)
  Beginning of period......                   N/A           N/A           N/A           N/A           N/A           N/A
  End of period............                $  10.0671       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                    37,460       N/A           N/A           N/A           N/A           N/A
ING VP MidCap
  Opportunities Portfolio
  (From May 1, 2000)
  Beginning of period......                   N/A           N/A           N/A           N/A           N/A           N/A
  End of period............                $   8.9785       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                   111,372       N/A           N/A           N/A           N/A           N/A
ING VP Research
  Enhanced Index Portfolio
  (From October 20, 1995)
  Beginning of period......                $  12.5874      $12.0629      $12.0694      $11.4374     $10.2402      $10.0000
  End of period............                $  10.9693      $12.5874      $12.0629      $12.0694     $11.4374      $10.2402
  Units outstanding at end
     of period.............                 1,544,098     1,646,856       403,214       238,691       52,791         1,937
ING VP SmallCap
  Opportunities Portfolio
  (From October 20, 1995)
  Beginning of period......                $  36.5246      $15.3663      $13.2845      $11.6519     $10.3844      $10.0000
  End of period............                $  36.4083      $36.5246      $15.3663      $13.2845     $11.6519      $10.3844
  Units outstanding at end
     of period.............                 1,266,605       574,895       338,593       270,968       62,237         2,292
AIM VARIABLE INSURANCE
  FUNDS:
AIM V.I. Dent Demographic
  Trends Fund
  (From May 1, 2000)
  Beginning of period......                    N/A           N/A           N/A           N/A           N/A           N/A
  End of period............                 $   7.8063       N/A           N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                  1,085,862       N/A           N/A           N/A           N/A           N/A
THE ALGER AMERICAN FUND:
  (All Sub-Accounts from
     October 20, 1995)
Alger American Growth
  Portfolio
  Beginning of period......                 $  26.7070      $20.2501      $13.8684      $11.1842     $10.0072      $10.0000
  End of period............                 $  22.4452      $26.7070      $20.2501      $13.8684     $11.1842      $10.0072
  Units outstanding at end
     of period.............                  3,335,529     2,319,442       958,685       402,925      162,852         7,531
Alger American Leveraged
  AllCap Portfolio
  Beginning of period......                 $  36.5684      $20.8260      $13.3809      $11.3381     $10.2636      $10.0000
  End of period............                 $  27.1069      $36.5684      $20.8260      $13.3809     $11.3381      $10.2636
  Units outstanding at end
     of period.............                  2,021,923     1,165,393       491,436       260,380      130,393         3,864
Alger American MidCap
  Growth Portfolio
  Beginning of period......                 $  20.6802      $15.9059      $12.3791      $10.9156     $ 9.8937      $10.0000
  End of period............                 $  22.2660      $20.6802      $15.9059      $12.3791     $10.9156      $ 9.8937
  Units outstanding at end
     of period.............                  1,117,532       696,730       590,794       405,580      227,029         2,208
Alger American Small
  Capitalization Portfolio
  Beginning of period......                 $  17.8621      $12.6301      $11.0864      $10.0929     $ 9.8255      $10.0000
  End of period............                 $  12.8235      $17.8621      $12.6301      $11.0864     $10.0929      $ 9.8255
  Units outstanding at end
     of period.............                  1,194,579       885,257       751,967       527,947      261,902         9,498

                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                             DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                             -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                2001          2000          1999          1998          1997          1996          1995
                             -----------   -----------   -----------   -----------   -----------   -----------   -----------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND (VIP):
  (All Sub-Accounts from
     October 20, 1995)
VIP Equity-Income Portfolio
  Beginning of period......                $  17.6078      $16.7931      $15.2559      $12.0764     $10.7172      $10.0000
  End of period............                $  18.8258      $17.6078      $16.7931      $15.2559     $12.0764      $10.7172
  Units outstanding at end
     of period.............                 2,062,886     2,145,169     1,850,470     1,040,329      370,036         3,922
VIP Growth Portfolio
  Beginning of period......                $  25.2203      $18.6089      $13.5286      $11.1104     $ 9.0237      $10.0000
  End of period............                $  22.1395      $25.2203      $18.6089      $13.5286     $11.1104      $ 9.8237
  Units outstanding at end
     of period.............                 2,962,362     2,139,958     1,117,355       624,734      210,258         5,112
VIP Money Market Portfolio
  Beginning of period......                $  11.7504      $11.3294      $10.8926      $10.4712     $10.0743      $10.0000
  End of period............                $  12.3196      $11.7504      $11.3294      $10.8926     $10.4712      $10.0743
  Units outstanding at end
     of period.............                 1,270,337     1,144,601       605,376       446,458      104,844        N/A
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II (VIP
  II):
VIP II Asset Manager:
  Growth Portfolio
  (From October 20, 1995)
  Beginning of period......                $  19.9859      $17.5847      $15.1675      $12.2902     $10.3997      $10.0000
  End of period............                $  17.2510      $19.9860      $17.5847      $15.1675     $12.2982      $10.3997
  Units outstanding at end
     of period.............                 1,090,279       914,250       652,013       293,160       58,201         6,432
VIP II Contrafund Portfolio
  (From October 20, 1995)
  Beginning of period......                $  23.6700      $19.3181      $15.0718      $12.3119     $10.2935      $10.0000
  End of period............                $  21.7958      $23.6700      $19.3181      $15.0718     $12.3119      $10.2935
  Units outstanding at end
     of period.............                 3,586,664     3,267,496     2,090,469     1,124,760      314,103         7,417
VIP II Index 500 Portfolio
  (From October 20, 1995)
  Beginning of period......                $  25.2271      $21.2285      $16.7757      $12.8201     $10.5862      $10.0000
  End of period............                $  22.5627      $25.2271      $21.2285      $16.7757     $12.8201      $10.5862
  Units outstanding at end
     of period.............                 5,629,481     4,831,869     3,336,587     1,310,992      231,904           702
VIP II Investment Grade
  Bond Portfolio
  (From April 30, 1999)
  Beginning of period......                $   9.7937       N/A           N/A           N/A           N/A           N/A
  End of period............                $  10.7415      $ 9.7937       N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                   489,844       222,858       N/A           N/A           N/A           N/A

                             YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                             DECEMBER 31  DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                             -----------  -----------   -----------   -----------   -----------   -----------   -----------
                                2001         2000          1999          1998          1997          1996          1995
                             -----------  -----------   -----------   -----------   -----------   -----------   -----------
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND III (VIP
  III):
  (From January 1, 1999)
VIP III Growth
  Opportunities Portfolio
  Beginning of period......               $  10.0435       N/A           N/A           N/A           N/A           N/A
  End of period............               $   8.2139      $10.0435       N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                  346,435       337,766       N/A           N/A           N/A           N/A
JANUS ASPEN SERIES:
  (All Sub-Accounts From
     August 8, 1997)
Aggressive Growth Portfolio
  Beginning of period......               $  32.0747      $14.4299      $10.8993      $10.0000       N/A           N/A
  End of period............               $  21.5646      $32.0747      $14.4299      $10.8993       N/A           N/A
  Units outstanding at end
     of period.............                2,367,019       868,257       143,611        17,506       N/A           N/A
Growth Portfolio
  Beginning of period......               $  19.2421      $13.5522      $10.1307      $10.0000       N/A           N/A
  End of period............               $  16.2138      $19.2421      $13.5522      $10.1307       N/A           N/A
  Units outstanding at end
     of period.............                3,579,247     1,788,564       662,697        82,286       N/A           N/A
International Growth
  Portfolio
  Beginning of period......               $  19.8902      $11.0658      $ 9.5720      $10.0000       N/A           N/A
  End of period............               $  16.4874      $19.8902      $11.0658      $ 9.5720       N/A           N/A
  Units outstanding at end
     of period.............                1,071,043       473,654       275,637        81,884       N/A           N/A
Worldwide Growth Portfolio
  Beginning of period......               $  20.1668      $12.4357      $ 9.7818      $10.0000       N/A           N/A
  End of period............               $  16.7705      $20.1668      $12.4357      $ 9.7818       N/A           N/A
  Units outstanding at end
     of period.............                6,064,546     4,030,342     2,066,481       295,875       N/A           N/A
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST:
Limited Maturity Bond
  Portfolio
  (From August 8, 1997)
  Beginning of period......               $  10.5041      $10.4971      $10.1973      $10.0000       N/A           N/A
  End of period............               $  11.0612      $10.5041      $10.4971      $10.1973       N/A           N/A
  Units outstanding at end
     of period.............                  492,334       407,142       210,709        22,029       N/A           N/A
Partners Portfolio
  (From August 8, 1997)
  Beginning of period......               $  11.1723      $10.5521      $10.2686      $10.0000       N/A           N/A
  End of period............               $  11.0947      $11.1723      $10.5521      $10.2686       N/A           N/A
  Units outstanding at end
     of period.............                1,239,100     1,479,974     1,582,048       255,773       N/A           N/A

                             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                             DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31   DECEMBER 31
                             -----------   -----------   -----------   -----------   -----------   -----------   -----------
                                2001          2000          1999          1998          1997          1996          1995
                             -----------   -----------   -----------   -----------   -----------   -----------   -----------
Socially Responsive
  Portfolio
  (From January 1, 1999)
  Beginning of period......                $  11.3827       N/A           N/A           N/A           N/A           N/A
  End of period............                $  11.0445      $11.3827       N/A           N/A           N/A           N/A
  Units outstanding at end
     of period.............                    57,291        32,883       N/A           N/A           N/A           N/A
OCC ACCUMULATION TRUST:
  (All Sub-Accounts From
     August 8, 1997)
Equity Portfolio
  Beginning of period......                $  11.8684      $11.7375      $10.6410      $10.0000       N/A           N/A
  End of period............                $  12.8642      $11.8684      $11.7375      $10.6410       N/A           N/A
  Units outstanding at end
     of period.............                   272,850       281,367       227,143        45,654       N/A           N/A
Global Equity Portfolio
  Beginning of period......                $  13.1847      $10.5673      $ 9.4593      $10.0000       N/A           N/A
  End of period............                $  13.6132      $13.1847      $10.5673      $ 9.4593       N/A           N/A
  Units outstanding at end
     of period.............                   108,797        86,458        70,138        18,968       N/A           N/A
Managed Portfolio
  Beginning of period......                $  11.0246      $10.6480      $10.0801      $10.0000       N/A           N/A
  End of period............                $  11.9310      $11.0246      $10.6480      $10.0801       N/A           N/A
  Units outstanding at end
     of period.............                 1,201,794     1,595,696     1,659,488       274,773       N/A           N/A
Small Cap Portfolio
  Beginning of period......                $   8.8541      $ 9.1466      $10.1959      $10.0000       N/A           N/A
  End of period............                $  12.5887      $ 8.8541      $ 9.1466      $10.1959       N/A           N/A
  Units outstanding at end
     of period.............                   563,758       309,634       252,954        48,630       N/A           N/A

     - The Sub-Accounts investing in The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and ING Variable Products Trust Growth + Value Portfolio, Research Enhanced Index Portfolio, and Small Cap Opportunities Portfolio were not available through the Variable Account prior to 1995.



     - The Sub-Accounts investing in the Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio, the ING Variable Products Trust High Yield Bond Portfolio, the ING Variable Products Trust International Value Portfolio and OCC Accumulation Trust were not available through the Variable Account prior to August 8, 1997.


     - The Sub-Accounts investing in the Fidelity Variable Insurance Products Fund III and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

     - The Sub-Accounts investing in the Fidelity VIP II Investment Grade Bond Portfolio were not available through the Variable Account prior to April 30, 1999.


     - The Sub-Accounts investing in the AIM V.I. Dent Demographic Trends Fund and the ING Variable Products Trust Growth Opportunities Portfolio, MagnaCap Portfolio, and MidCap Opportunities Portfolio were not available through the Variable Account prior to May 1, 2000.



     - The ING Variable Products Trust SmallCap Opportunities Portfolio (formerly the Northstar Galaxy Trust Emerging Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The Pilgrim Variable Products Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

                      STATEMENT OF ADDITIONAL INFORMATION
                               FOR NORTHERN LIFE
                             ADVANTAGE(SM) ANNUITY



                            ------------------------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                              SEPARATE ACCOUNT ONE
                                      AND
                        NORTHERN LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses dated May 1, 2002 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from the Company's Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from
Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                            ------------------------

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Introduction................................................      2
Custody of Assets...........................................      3
Experts.....................................................      3
Distribution of the Contracts...............................      3
Calculation of Yields and Total Returns.....................      3
Company Holidays............................................     17
Financial Statements of Separate Account One................    S-1
Financial Statements of Northern Life Insurance Company.....    F-1

                            ------------------------


      The date of this Statement of Additional Information is May 1, 2002.

INTRODUCTION
     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to any available Fixed Account which for Flex Series, Transfer Series Contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).


     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are:

     - The AIM V.I. Dent Demographic Trends Fund of the AIM Variable Insurance Funds, which is managed by A I M Advisors, Inc. with the assistance of H.S. Dent Advisors, Inc. as sub-adviser;

     - the Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.;

     - the VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Money Market Portfolio of the Variable Insurance Products Fund, VIP II Asset
       Manager: Growth Portfolio, VIP II Contrafund(R) Portfolio, VIP II Index 500 Portfolio and VIP II Investment Grade Bond Portfolio of the Variable Insurance Products Fund II, and VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III, all of which are managed by Fidelity Management & Research Company;

     - the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation;

     - the Limited Maturity Bond Portfolio, Partners Portfolio and Socially Responsive Portfolio of the Neuberger Berman Advisers Management Trust, which are managed by Neuberger Berman Management Inc. with assistance of Neuberger Berman, LLC as sub-adviser;

     - the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCap Advisors, a subsidiary of Oppenheimer Capital.


     - the Growth Opportunities Portfolio, Growth + Value Portfolio, High Yield Bond Portfolio, International Value Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio and SmallCap Opportunities Portfolio for the ING Variable Products Trust which are managed by ING Investments LLC; the Growth + Value Portfolio is sub-advised by Navellier Fund Management, Inc., the International Value Portfolio is sub-advised by Brandes Investment Partners, L.P. and the Research Enhanced Index Portfolio is sub-advised by J.P. Morgan Investment Management Inc.


     Purchase Payments allocated to any available Fixed Account, which may include Fixed Account A, Fixed Account B or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to any available Fixed Accounts, which may include Fixed Account A, Fixed Account B and Fixed Account C, is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

CUSTODY OF ASSETS
     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account. As Custodian, the Company holds cash balances for the Variable Account pending investment in the Investment Funds or distribution. The Investment Fund shares owned by the Sub-accounts are reflected only on the records of the Funds and are not issued in certificated form.

EXPERTS


     The financial statements of Separate Account One of Northern Life Insurance Company as of December 31, 2001 and for the year then ended and as of December 31, 2000 and for the year then ended and the statutory basis financial statements of Northern Life Insurance Company at December 31, 2001 and for the year then ended and at December 31, 2000 and for the year then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS
     The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


     For the years ended December 31, 1999, 2000 and 2001, WSSI was paid fees by the Company in connection with distribution of the Contracts aggregating $18,000,541, $10,417,000, and __________, respectively.


     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" in the Prospectus.)


     No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Flex Series or Transfer Series Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)." There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter, except that no Withdrawal Charges apply to Plus Series Contracts.


CALCULATION OF YIELDS AND TOTAL RETURNS
     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of premium based on the state in which the Contract is sold.

     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.


     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; and 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:


     Current Yield = ((NCS -- ES)/UV) X (365/7)

     Where:

      NCS     =    the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and
                   unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a
                   balance of 1 Sub-Account Accumulation Unit.
      ES      =    per unit expenses attributable to the hypothetical account for the seven-day period.
      UV      =    The Accumulation Unit value on the first day of the
                   seven-day period.


     The current yield of the sub-account for the seven day period ended December 31, 2001 was x.xx% for Transfer Series and Flex Series Contracts.


     EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS -- ES)/UV)) 365/7 -- 1

     Where:

      NCS     =    the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and
                   unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a
                   balance of 1 Sub-Account unit.
      ES      =    per Accumulation Unit expenses attributable to the
                   hypothetical account for the seven-day period.
      UV      =    the Accumulation Unit value for the first day of the
                   seven-day period.


     The effective yield of the sub-account for the seven day period ended December 31, 2001 was x.xx% for Transfer Series and Flex Series Contracts.



     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP

Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge, Mortality and Expense Risk Charges and, for Plus Series Contracts, the Product Charge. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

      Yield     =    2 X [(((NI -- ES)/(U X UV)) + 1) 6 -- 1]
      Where:
      NI        =    net income of the Portfolio for the 30-day or one-month
                     period attributable to the
                     Sub-Account's Accumulation Units.
      ES        =    expenses of the Sub-Account for the 30-day or one-month
                     period.
      U         =    the average number of Accumulation Units outstanding.
      UV        =    the Accumulation Unit value of the close (highest) of the
                     last day in the 30-day or
                     one-month period.


     The annualized yield for the ING Variable Products Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 2001 was x.xx% for the Transfer Series and Flex Series Contracts.



     The annualized yield for the Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 2001 was x.xx% for the Transfer Series and Flex Series Contracts.



     The annualized yield for the VIP II Investment Grade Bond Portfolio Sub-Account for the month ended December 31, 2001 was x.xx% for the Transfer Series and Flex Series Contracts.


     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.


     Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge for any period less than six years for Transfer Series Contracts, and for any period less than 11 years for Flex Series Contracts. The total return will then be calculated according to the following formula:


      TR      =    ((ERV/P) 1/N) - 1
      Where:
      TR      =    The average annual total return net of Sub-Account recurring charges.
      ERV     =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical
                   account at the end of the period.
      P       =    a hypothetical initial payment of $1,000.
      N       =    the number of years in the period.

                                    TABLE 1


     Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 2001.



                                                    FOR THE 1-YEAR PERIOD ENDED        FOR THE 5-YEAR PERIOD ENDING
                                                            12/31/01                            12/31/01
                                                 ---------------------------------   ---------------------------------
                  SUB-ACCOUNT                    ++T.S.    F.S.     R.S.     P.S.     T.S.     F.S.     R.S.     P.S.
                  -----------                    ------   ------   ------   ------   ------   ------   ------   ------
ING VP Growth Opportunities Portfolio..........
  (Sub-Account Inception: 5/1/00)
ING VP Growth + Value Portfolio................
  (Sub-Account Inception: 10/20/95)
ING VP High Yield Bond Portfolio...............
  (Sub-Account Inception: 8/8/97)
ING VP International Value Portfolio...........
  (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio......................
  (Sub-Account Inception: 5/1/00)
ING VP MidCap Portfolio........................
  (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced Index
  Portfolio(b).................................
  (Sub-Account Inception: 10/20/95)
ING VP SmallCap Opportunities
  Portfolio(a).................................
  (Sub-Account Inception: 10/20/95)
AIM V.I. Dent Demographic Trends Fund..........
  (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio................
  (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio......
  (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio.........
  (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization
  Portfolio....................................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio...........
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio..................
  (Sub-Account Inception: 10/20/95)

                                                    FOR THE 1-YEAR PERIOD ENDED        FOR THE 5-YEAR PERIOD ENDING
                                                             12/31/00                            12/31/00
                                                 ---------------------------------   ---------------------------------
                  SUB-ACCOUNT                     T.S.     F.S.     R.S.     P.S.     T.S.     F.S.     R.S.     P.S.
                  -----------                    ------   ------   ------   ------   ------   ------   ------   ------
Fidelity VIP II Asset Manager: Growth
  Portfolio....................................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund(R) Portfolio........
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio............
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond
  Portfolio....................................
  (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities
  Portfolio....................................
  (Sub-Account Inception: 1/1/99)
Janus Aspen Aggressive Growth Portfolio........
  (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio...................
  (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio.....
  (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio.........
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management
  Trust Limited Maturity Bond Portfolio........
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management
  Trust Partners Portfolio.....................
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management
  Trust Socially Responsive Portfolio(d).......
  (Sub-Account Inception: 1/1/99)
OCC Accumulation Trust Equity Portfolio(c).....
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global Equity
  Portfolio....................................
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio(c)....
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Small Cap
  Portfolio(c).................................
  (Sub-Account Inception: 8/8/97)

                                                          FOR THE 10-YEAR              FOR THE PERIOD FROM
                                                           PERIOD ENDED                DATE OF INCEPTION OF
                                                             12/31/01                SUB-ACCOUNT TO 12/31/01
                                                          ---------------            -----------------------
SUB-ACCOUNT                                                 T.S.     F.S.                 T.S.     F.S.
-----------                                               ------   ------                ------   ------
ING VP Growth Opportunities Portfolio..........
  (Sub-Account Inception: 5/1/00)
ING VP Growth + Value Portfolio................
  (Sub-Account Inception: 10/20/95)
ING VP High Yield Bond Portfolio...............
  (Sub-Account Inception: 8/8/97)
ING VP International Value Portfolio...........
  (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio......................
  (Sub-Account Inception: 5/1/00)
ING VP MidCap Opportunities Portfolio..........
  (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced Index Portfolio.......
  (Sub-Account Inception: 10/20/95)
ING VP SmallCap Opportunities Portfolio........
  (Sub-Account Inception: 10/20/95)
AIM V.I. Dent Demographic Trends Fund..........
  (Sub-Account Inception: 5/1/00
Alger American Growth Portfolio................
  (Sub-Account Inception: 10/20/95)
Alger American Leverage AllCap Portfolio.......
  (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio.........
  (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization
  Portfolio....................................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio...........
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio..................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth
  Portfolio....................................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund(R) Portfolio........
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio............
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade Bond
  Portfolio....................................
  (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth Opportunities
  Portfolio....................................
  (Sub-Account Inception: 1/1/99)
Janus Aspen Aggressive Growth Portfolio........
  (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio...................
  (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth Portfolio.....
  (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth Portfolio.........
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio..............
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
  Partners Portfolio...........................
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio................
  (Sub-Account Inception: 1/1/99)

                                                      FOR THE 10-YEAR                  FOR THE PERIOD FROM
                                                       PERIOD ENDED                    DATE OF INCEPTION OF
                                                         12/31/01                    SUB-ACCOUNT TO 12/31/01
                                                      ---------------                -----------------------
SUB-ACCOUNT                                           T.S.     F.S.                       T.S.     F.S.
-----------                                          ------   ------                     ------   ------
OCC Accumulation Trust Equity Portfolio........
  (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio....................
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed Portfolio.......
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Small Cap Portfolio.....
  (Sub-Account Inception: 8/8/97)




------------------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See
   "Withdrawal Charge (Contingent Deferred Sales Charge)" in the Prospectus.)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

                                    TABLE 2

     Such average annual total return information for the Sub-Accounts is as follows:


                                                  FOR THE 1-YEAR                      FOR THE 5-YEAR
                                                   PERIOD ENDED                        PERIOD ENDED
                                                     12/31/01                            12/31/01
                                                 -----------------                   ---------------
SUB-ACCOUNT                                      ++T.S.    F.S.                       T.S.     F.S.
-----------                                      ------   ------                     ------   ------
ING VP Growth Opportunities Portfolio..........
  (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio................
  (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio...............
  (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio...........
  (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio......................
  (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio..........
  (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index
  Portfolio(b).................................
  (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities..................
  Portfolio(a)(Portfolio Inception: 5/6/94)
AIM V.I. Dent Demographic Trends Fund..........
  (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio................
  (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio......
  (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio.........
  (Portfolio Inception: 5/3/93)
Alger American Small Capitalization
  Portfolio....................................
  (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio...........
  (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio..................
  (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth
  Portfolio....................................
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund Portfolio...........
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio............
  (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond
  Portfolio....................................
  (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities
  Portfolio....................................
  (Portfolio Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio........
  (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio...................
  (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio.....
  (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio.........
  (Portfolio Inception: 9/13/93)

                                                   FOR THE 1-YEAR                      FOR THE 5-YEAR
                                                    PERIOD ENDED                        PERIOD ENDED
                                                      12/31/01                            12/31/01
                                                 ------------------                  ------------------
SUB-ACCOUNT                                       T.S.     F.S.                       T.S.     F.S.
-----------                                      ------   ------                     ------   ------
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio...............
  (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust
 Partners Portfolio............................
  (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio.................
  (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio(c).....
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity
  Portfolio....................................
  (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio(c)....
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Small Cap
  Portfolio(c).................................
  (Portfolio Inception: 8/1/88)



                                                FOR THE 10-YEAR                      FOR THE PERIOD FROM
                                                  PERIOD ENDED                       DATE OF INCEPTION OF
                                                    12/31/01                        PORTFOLIO TO 12/31/01
                                               ------------------                   ---------------------
                                                   T.S.     F.S.                        T.S.     F.S.
                                                  ------   ------                      ------   ------
ING VP Growth Opportunities Portfolio......
  (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio............
  (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio...........
  (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio.......
  (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio..................
  (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio......
  (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index Portfolio...
  (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities Portfolio....
  (Portfolio Inception: 5/6/94)
AIM V.I. Dent Demographic Trends Fund......
  (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio............
  (Portfolio Inception: 1/9/89)
Alger American Leverage AllCap Portfolio...
  (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio.....
  (Portfolio Inception: 5/3/93)
Alger American Small Capitalization
  Portfolio................................
  (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio.......
  (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio..............
  (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth
  Portfolio................................
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund(R) Portfolio....
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio........
  (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond
  Portfolio................................
  (Portfolio Inception: 12/5/88)

                                                  FOR THE 10-YEAR                     FOR THE PERIOD FROM
                                                    PERIOD ENDED                     DATE OF INCEPTION OF
                                                      12/31/01                       PORTFOLIO TO 12/31/01
                                                 ------------------                  ---------------------
                                                   T.S.     F.S.                         T.S.     F.S.
                                                  ------   ------                       ------   ------
Fidelity VIP III Growth Opportunities
  Portfolio....................................
  (Portfolio Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio........
  (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio...................
  (Portfolio Inception: 9/13/93)
Janus Aspen International Growth Portfolio.....
  (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio.........
  (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust
 Limited Maturity Bond Portfolio...............
  (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust
 Partners Portfolio............................
  (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust
 Socially Responsive Portfolio.................
  (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity Portfolio........
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity
  Portfolio....................................
  (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio.......
  (Portfolio Inception: 8/1/88
OCC Accumulation Trust Small Cap Portfolio.....
  (Portfolio Inception: 8/1/88)


------------------------

++Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See
  "Withdrawal Charge (Contingent Deferred Sales Charge)" in the Prospectus.)

                                    TABLE 3

     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such average annual total return information for the Funds is as follows:


                                                                                                 FOR THE PERIOD
                                                                                                  FROM DATE OF
                                             FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                              PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUB-ACCOUNT TO
                                                12/31/01         12/31/01         12/31/01          12/31/01
                                             --------------   --------------   ---------------   --------------
                                              ++T.S. F.S.       T.S. F.S.         T.S. F.S.        T.S. F.S.
                 PORTFOLIO                    -----------       ---------         ---------        ---------
                 ---------
ING VP Growth Opportunities Portfolio.......
  (Portfolio Inception: 4/30/00)
ING VP Growth + Value Portfolio.............
  (Portfolio Inception: 5/6/94)
ING VP High Yield Bond Portfolio............
  (Portfolio Inception: 5/6/94)
ING VP International Value Portfolio........
  (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio...................
  (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities Portfolio.......
  (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index
  Portfolio.................................
  (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities
  Portfolio.................................
  (Portfolio Inception: 5/6/94)
AIM V.I. Dent Demographic Trends Fund.......
  (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio.............
  (Portfolio Inception: 1/9/89)
Alger American Leverage AllCap Portfolio....
  (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio......
  (Portfolio Inception: 5/3/93)
Alger American Small Capitalization
  Portfolio.................................
  (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio........
  (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio...............
  (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager: Growth
  Portfolio.................................
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund(R) Portfolio.....
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio.........
  (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade Bond
  Portfolio.................................
  (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth Opportunities
  Portfolio.................................
  (Portfolio Inception: 1/3/95)
Janus Aspen Aggressive Growth Portfolio.....
  (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio................
  (Portfolio Inception: 9/13/93)
Janus Aspen International Growth
  Portfolio.................................
  (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth Portfolio......
  (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio...........
  (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers Management Trust
  Partners Portfolio........................
  (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio.............
  (Portfolio Inception: 2/18/99)

                                                                                                 FOR THE PERIOD
                                                                                                  FROM DATE OF
                                             FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                              PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUB-ACCOUNT TO
                                                12/31/01         12/31/01         12/31/01          12/31/01
                                             --------------   --------------   ---------------   --------------
                                               T.S. F.S.        T.S. F.S.         T.S. F.S.        T.S. F.S.
                 PORTFOLIO                     ---------        ---------         ---------        ---------
                 ---------
OCC Accumulation Trust Equity Portfolio.....
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Global Equity
  Portfolio.................................
  (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed Portfolio....
  (Portfolio Inception: 8/1/88
OCC Accumulation Trust Small Cap
  Portfolio.................................
  (Portfolio Inception: 8/1/88)


------------------------

++Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See
  "Withdrawal Charge (Contingent Deferred Sales Charge)" in the Prospectus.)


                                    TABLE 4

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns for the Sub-accounts that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above in Table 1, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn.

     Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods.


                                                      FOR THE PERIOD FROM
                                    FOR THE 1-YEAR      FOR THE 5-YEAR       FOR THE 10-YEAR       DATE OF INCEPTION OF
                                     PERIOD ENDED        PERIOD ENDED         PERIOD ENDED            SUB-ACCOUNT TO
                                       12/31/01            12/31/01             12/31/01                 12/31/01
                                    ---------------   -------------------    ---------------       --------------------
                                      ++T.S. F.S.          T.S. F.S.            T.S. F.S.               T.S. F.S.
                                      -----------         ----------            ---------               ---------
ING VP Growth Opportunities
 Portfolio.........................
  (Sub-Account Inception: 5/1/00)
ING VP Growth + Value
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
ING VP High Yield Bond
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
ING VP International Value
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
ING VP MagnaCap Portfolio......
  (Sub-Account Inception: 5/1/00)
ING VP MidCap Opportunities
 Portfolio.........................
  (Sub-Account Inception: 5/1/00)
ING VP Research Enhanced
 Index Portfolio...................
  (Sub-Account Inception: 10/20/95)
ING VP SmallCap Opportunities
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
AIM V.I. Dent Demographic Trends
  Fund.............................
  (Sub-Account Inception: 5/1/00)
Alger American Growth Portfolio....
  (Sub-Account Inception: 10/20/95)
Alger American Leverage AllCap
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)

                                                                                                            FOR THE PERIOD FROM
                                       FOR THE 1-YEAR          FOR THE 5-YEAR         FOR THE 10-YEAR       DATE OF INCEPTION OF
                                        PERIOD ENDED            PERIOD ENDED           PERIOD ENDED            SUB-ACCOUNT TO
                                          12/31/01                12/31/01               12/31/01                 12/31/01
                                    ---------------------    -------------------    -------------------    ----------------------
                                          T.S. F.S.               T.S. F.S.              T.S. F.S.               T.S. F.S.
                                          AND R.S.                AND R.S.               AND R.S.                 AND R.S.
                                         -----------             ----------             ----------               ----------
Alger American MidCap Growth
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio......
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager:
 Growth Portfolio..................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund(R)
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500
 Portfolio.........................
  (Sub-Account Inception: 10/20/95)
Fidelity VIP II Investment Grade
 Bond Portfolio....................
  (Sub-Account Inception: 4/30/99)
Fidelity VIP III Growth
 Opportunities Portfolio...........
  (Sub-Account Inception: 1/1/99)
Janus Aspen Aggressive Growth
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
Janus Aspen Growth Portfolio.......
  (Sub-Account Inception: 8/8/97)
Janus Aspen International Growth
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
Janus Aspen Worldwide Growth
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers
 Management Trust Limited Maturity
 Bond Portfolio....................
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers
 Management Trust Partners
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
Neuberger Berman Advisers
 Management Trust Socially
 Responsive Portfolio..............
  (Sub-Account Inception: 1/1/99)
OCC Accumulation Trust Equity
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Global
 Equity Portfolio..................
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Managed
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)
OCC Accumulation Trust Small Cap
 Portfolio.........................
  (Sub-Account Inception: 8/8/97)

------------------------

++Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See
  "Withdrawal Charge (Contingent Deferred Sales Charge)" in the Prospectus.)



                                    TABLE 5

     The Average Annual Total Returns listed below do not reflect deduction of the Withdrawal Charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:


                                                                                                              FOR THE PERIOD FROM
                                    FOR THE 1-YEAR           FOR THE 5-YEAR         FOR THE 10-YEAR          DATE OF INCEPTION OF
                                     PERIOD ENDED             PERIOD ENDED           PERIOD ENDED                PORTFOLIO TO
                                       12/31/01                 12/31/01               12/31/01                    12/31/01
                                    --------------           --------------         ---------------          --------------------
SUB-ACCOUNT                          ++T.S. F.S.               T.S. F.S.               T.S. F.S.                   T.S. F.S.
-----------                          -----------               ----------             ----------                  ----------
ING VP Growth Opportunities
  Portfolio........................
  (Portfolio Inception: 4/30/00)
ING VP Growth + Value
  Portfolio........................
  (Portfolio Inception: 5/6/94)
ING VP High Yield Bond
  Portfolio........................
  (Portfolio Inception: 5/6/94)
ING VP International Value
  Portfolio........................
  (Portfolio Inception: 8/8/97)
ING VP MagnaCap Portfolio..........
  (Portfolio Inception: 4/30/00)
ING VP MidCap Opportunities
  Portfolio........................
  (Portfolio Inception: 4/30/00)
ING VP Research Enhanced Index
  Portfolio (b)....................
  (Portfolio Inception: 5/6/94)
ING VP SmallCap Opportunities
  Portfolio (a)....................
  (Portfolio Inception: 5/6/94)
AIM V.I. Dent Demographic Trends
  Fund.............................
  (Portfolio Inception: 12/29/99)
Alger American Growth Portfolio....
  (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap
  Portfolio........................
  (Portfolio Inception: 1/25/95)
Alger American MidCap Growth
  Portfolio........................
  (Portfolio Inception: 5/3/93)
Alger American Small Capitalization
  Portfolio........................
  (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income
  Portfolio........................
  (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio......
  (Portfolio Inception: 10/9/86)
Fidelity VIP II Asset Manager:
  Growth Portfolio.................
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Contrafund
  Portfolio........................
  (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500
  Portfolio........................
  (Portfolio Inception: 8/27/92)
Fidelity VIP II Investment Grade
  Bond Portfolio...................
  (Portfolio Inception: 12/5/88)
Fidelity VIP III Growth
  Opportunities Portfolio..........
  (Portfolio Inception: 1/3/95)
Janus Aspen Aggressive Growth
  Portfolio........................
  (Portfolio Inception: 9/13/93)
Janus Aspen Growth Portfolio.......
  (Portfolio Inception: 9/13/93)
Janus Aspen International Growth
  Portfolio........................
  (Portfolio Inception: 5/2/94)
Janus Aspen Worldwide Growth
  Portfolio........................
  (Portfolio Inception: 9/13/93)
Neuberger Berman Advisers
  Management Trust Limited Maturity
  Bond Portfolio...................
  (Portfolio Inception: 9/10/84)
Neuberger Berman Advisers
  Management Trust Partners
  Portfolio........................
  (Portfolio Inception: 3/22/94)
Neuberger Berman Advisers
  Management Trust Socially
  Responsive Portfolio.............
  (Portfolio Inception: 2/18/99)
OCC Accumulation Trust Equity
  Portfolio (c)....................
  (Portfolio Inception: 8/1/88)

                                                                                                            FOR THE PERIOD FROM
                                    FOR THE 1-YEAR           FOR THE 5-YEAR         FOR THE 10-YEAR         DATE OF INCEPTION OF
                                     PERIOD ENDED             PERIOD ENDED           PERIOD ENDED               PORTFOLIO TO
                                       12/31/01                 12/31/01               12/31/01                   12/31/01
                                    ---------------          --------------         ---------------        --------------------
SUB-ACCOUNT                            T.S. F.S.               T.S. F.S.               T.S. F.S.                 T.S. F.S.
-----------                           -----------              ----------             ----------                ----------
OCC Accumulation Trust Global
  Equity Portfolio.................
  (Portfolio Inception: 3/1/95)
OCC Accumulation Trust Managed
  Portfolio (c)....................
  (Portfolio Inception: 8/1/88)
OCC Accumulation Trust Small Cap
  Portfolio (c)....................
  (Portfolio Inception: 8/1/88)


------------------------


++Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See
  "Withdrawal Charge (Contingent Deferred Sales Charge)" in the Prospectus.)



(a) The ING VP SmallCap Opportunities Portfolio (formerly the Northstar
Galaxy Trust Emerging Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation.



(b) The ING VP Research Enhanced Index Portfolio (formerly the Northstar
Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.


(c) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the
Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

      CTR     = ERV/P - 1
      Where:
              = the Cumulative Total Return net of Sub-Account recurring
      CTR       charges for the period.
              = the ending redeemable value of the hypothetical investment
      ERV       at the end of the period.
      P       = a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.

COMPANY HOLIDAYS

     The Company is closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and New Year's Eve. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday. These days may change at the discretion of the Company.


FINANCIAL STATEMENTS
     Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.


     The financial statements for the Company as of and for the years ended December 31, 2001 and December 31, 2000 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are incorporated by reference in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.

                              Separate Account One
                            financials and Northern
                       Life Insurance Company financials
                           to be filed by amendment.

                              SEPARATE ACCOUNT ONE
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:
         (1)      Included in Part A:*
                  Performance Information and Condensed Financial Information
         (2)      Included in Part B:*
                  Financial Statements of Separate Account One:
                  -   Independent Auditors' Report
                  -   Statement of Assets and Liabilities as of December 31,
                      2000
                  - Combined Statements of Operations and Changes in Contract Owner's Equity for the years ended December 31, 2000 and December 31, 1999
                  -   Notes to Financial Statements
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Statutory-Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds as of December 31, 2000 and 1999
                  - Statutory-Basis Statements of Operations for the years ended December 31, 2000 and 1999
                  - Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000 and 1999
                  - Statutory-Basis Statement of Cash Flows for the years ended December 31, 2000 and 1999
                  -   Notes to Statutory Basis Financial Statements
                  - Independent Auditor's Report on Supplemental Schedule of Assets and Liabilities
                  - Supplemental Schedule of Assets and Liabilities for the year ended December 31, 2000

         *To be filed by amendment.

     (b) Exhibits

         (1) Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
         (2)      Not applicable
         (3.1)    Distribution and Administrative Services Agreement between
                  Washington Square Securities, Inc. and Depositor(1)
         (3.2)    Selling Group (or Distribution) Agreement between Washington
                  Square Securities, Inc. and Selling Group Members(1)
         (3.3)    Amended Broker/Dealer Variable Annuity Compensation
                  Schedule(2)
         (4.1) Individual Deferred Tax Sheltered Annuity Contract (Transfer Series)(1)

         (4.2)    Individual Deferred Annuity Contract (Transfer Series) for use
                  with Non-Qualified Plans(1)
         (4.3)    Individual Deferred Retirement Annuity Contract (Transfer
                  Series)(1)
         (4.4)    Flexible Premium Individual Deferred Tax-Sheltered Annuity
                  Contract(1)
         (4.5)    Flexible Premium Individual Deferred Retirement Annuity
                  Contract(1)
         (4.6)    ERISA Endorsement(3)
         (4.7)    TSA Endorsement(4)
         (4.8)    Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with
                  Form No. 13000 (FL) 2-95 in Florida(5)
         (4.9)    Table of Sample Values Endorsement Form No. 13058 3-97 for use
                  with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
         (4.10)   Flexible Premium Individual Deferred Annuity Contract (457
                  Variable Annuity Contract)(1)
         (4.11)   Roth IRA Endorsement(1)
         (4.12)   Fixed Account C Endorsement(6)
         (4.13)   Waiver Endorsement(7)
         (4.14)   Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
         (5.1)    Contract Application Form (Transfer Series and Flex Series)(1)
         (6.1)    Articles of Incorporation of Depositor(1)
         (6.2)    Bylaws of Depositor(1)
         (7)      Not applicable
         (8.1)    Participation Agreement dated as of March 27, 2000 by and
                  among AIM Variable Insurance Funds, A I M Distributors, Inc.
                  and Northern Life Insurance Company(8)
         (8.2)    Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life
                  Insurance Company, ReliaStar Life Insurance Company of New
                  York and AIM Advisors, Inc.(8)
         (8.3)    Participation Agreement dated as of June 30, 1995 by and among
                  The Alger American Fund, Northern Life Insurance Company and
                  Fred Alger and Company(1)
         (8.4)    Service Agreement dated as of August 8, 1997 by and between
                  Fred Alger Management, Inc. and Northern Life Insurance
                  Company(5)

         (8.5) Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
         (8.6) Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)
         (8.7) Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
         (8.8) Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(5)
         (8.9) Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
         (8.10) Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
         (8.11) Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
         (8.12) Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
         (8.13) Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)
         (8.14) Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)
         (8.15) Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)
         (8.16) Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
         (8.17) Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
         (8.18) Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(5)
         (8.19) Form of Participation Agreement dated as of May 1, 2001 between ING Variable Products Trust and Northern Life Insurance Company
         (9)      Consent and Opinion of Counsel*

         (10)     (a) Consent of Ernst & Young LLP, Independent Auditors*
                  (b) Consent of Deloitte & Touche LLP, Independent Auditors*
         (11)     No Financial Statements are omitted from Item 23
         (12)     Not applicable
         (13)     Schedule of Computation of Performance Data(7)
         (14)     Powers of Attorney(8)

*To be filed by amendment.

1. Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.
2. Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed November 5, 1999.
3. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed December 23, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 25, 2001.

Item 25.      Directors and Principal Officers of the Depositor*


Name and Principal
Business Address                                    Positions and Offices with Depositor
----------------                                    ------------------------------------


Thomas J. McInerney(1)                                Director; President and Chief Executive Officer

Wayne R. Huneke(2)                                    Director; Chief Financial Officer

P. Randall Lowery(2)                                  Director

Mark A. Tullis(2)                                     Director

Robert C. Salipante(3)                                Director

Jerome A. Mills(4)                                    Executive Vice President

Peggy A. Anson(1)                                     Senior Vice President

Allan Baker(1)                                        Senior Vice President

Robert W. Crispin(2)                                  Senior Vice President

Shaun P. Mathews(1)                                   Senior Vice President

Kathleen A. Murphy(1)                                 Senior Vice President

Catherine H. Smith(1)                                 Senior Vice President

Boyd G. Combs(2)                                      Senior Vice President, Tax

Deborah Koltenuk(1)                                   Vice President and Controller

David S. Pendergrass(2)                               Vice President and Treasurer

Jeffrey W. Seel(2)                                    Vice President, Investments

Fred C. Smith(2)                                      Vice President, Investments

Richard Contreras(4)                                  Vice President, Sales

Paula Cludray-Engelke(3)                              Secretary


* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2 The principal business address of these directors and officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.

3 The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4 The principal business address of these officers is 1501 Fourth Avenue, Seattle, Washington 89101.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

Item 27.  Number of Contract Owners

     As of February 7, 2002, there were 60,188 individuals holding interests in variable annuity contracts funded through Separate Account One.

Item 28. Indemnification

     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions.
Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29. Principal Underwriter

     (a) WSSI is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:

         - variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life") through the ReliaStar Select Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940;

         - variable life insurance policies issued by ReliaStar Life through Select-Life Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940:

         - variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940; and

         - variable life insurance policies issued by RLNY through ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

     (b) The following are the directors and officers of the Principal
         Underwriter:



Name and Principal                      Positions and Offices with
Business Address                        Principal Underwriter
----------------                        ---------------------


Miles Z. Gordon(1)                      Director

John Simmers(1)                         Director

Michael J. Dubes(2)                     Director; Chairman and Chief Executive Officer

Marc Lieberman(3)                       Director, Vice Chairman

Barbara S. Stewart(6)                   President

Eugene Grayson(6)                       Executive Vice President

Seth Schwartz(6)                        Vice President and Chief Compliance Officer

Boyd G. Combs(5)                        Senior Vice President, Tax

Karen Becker-Gemmill(6)                 Senior Vice President and Chief Marketing Officer




Name and Principal                      Positions and Offices with
Business Address                        Principal Underwriter
----------------                        ---------------------

David A. Sheridan(7)                      Vice President

Kenneth Severud(6)                        Vice President and Chief Operating Officer

Daniel S. Kuntz(6)                        Assistant Vice President, Treasurer and Chief Financial
                                          Officer

Glenn A. Black(5)                         Tax Officer

Joseph E. Elmy(8)                         Tax Officer

G. Michael Fell(5)                        Tax Officer

James Taylor(5)                           Tax Officer

William Zolkowski(5)                      Tax Officer

Paula Cludray-Engelke(4)                  Secretary

Loralee A. Renelt(4)                      Assistant Secretary

Rebecca A. Schoff(4)                      Assistant Secretary

Allissa A. Obler(4)                       Assistant Secretary


1. The principal business address of these directors is 2780 Skypark Dr., Suite 300, Torrance, CA 90505.
2. The principal business address of this director and officer is 1501 Fourth Avenue, Seattle, Washington 98101-3620.
3. The principal business address of this director is 1475 Dunwoody Drive, West Chester, PA 19380.
4. The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
5. The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
6. The principal business address of this officer is 111 Washington Avenue South, Minneapolis, Minnesota 55401-2106.
7. The principal business address of this officer is 20 Security Drive, Avon, Connecticut 06001.
8. The principal business address of this officer is 151 Farmington Avenue, Hartford, Connecticut 06156.

     *(c)For the year ended December 31, 2001, WSSI received $_____ in fees including gross concessions with distributions of the Transfer Series, Flex Series, Retail Series and RIA Series Contracts.

     *To be filed by amendment

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Northern Life Insurance Company
                      1501 Fourth Avenue
                      Suite 1000
                      Seattle, Washington  98101-3620

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     (g) The Depositor and Registrant rely on SEC regulation (section 720.6c7) with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a) -- (b) of that regulation have been or will be complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account One of Northern Life Insurance Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-90474) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 5th day March, 2002.

                                           SEPARATE ACCOUNT ONE OF NORTHERN
                                           LIFE INSURANCE COMPANY
                                             (Registrant)

                                    By:    NORTHERN LIFE INSURANCE COMPANY
                                             (Depositor)

                                    By:      Thomas J. McInerney*
                                           -------------------------------------
                                             Thomas J. McInerney
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                            Title                                                                     Date
---------                            -----                                                                     ----

Thomas J. McInerney*                 Director and President                                     )
-----------------------------------  (principal executive officer)                              )
Thomas J. McInerney                                                                             )
                                                                                                )
Wayne R. Huneke*                     Director, Chief Financial Officer and Assistant Treasurer  )            March 5,
-----------------------------------  (Chief Accounting Officer)                                 )             2002
Wayne R. Huneke                                                                                 )
                                                                                                )
P. Randall Lowery*                   Director                                                   )
-----------------------------------                                                             )
P. Randall Lowery                                                                               )
                                                                                                )
Mark A. Tullis*                      Director                                                   )
-----------------------------------                                                             )
Mark A. Tullis                                                                                  )
                                                                                                )
Robert C. Salipante*                 Director                                                   )
-----------------------------------                                                             )
Robert C. Salipante                                                                             )

By:    /s/ Michael A. Pignatella
       ----------------------------------------------------------
       Michael A. Pignatella
       *Attorney-in-Fact


                              SEPARATE ACCOUNT ONE
                                  EXHIBIT INDEX


Exhibit No.             Exhibit
-----------             -------


99-B.8.19               Form of Participation Agreement between ING Variable Products
                        Trust and Northern Life Insurance Company                                         ------------


99-B.9                  Opinion and Consent of Counsel                                                         *
                                                                                                          ------------

99-B.10(a)              Consent of Ernst & Young LLP, Independent Auditors                                     *
                                                                                                          ------------

99-B.10(b)              Consent of Deloitte & Touche LLP, Independent Auditors                                 *
                                                                                                          ------------


* To be filed by amendment